UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                      811-21335

Exact name of registrant as specified in charter:        Optimum Fund Trust

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 March 31

Date of reporting period:                                December 31, 2005

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2005

                                                                                                          Principal       Market
                                                                                                          Amount(o)   Value (U.S. $)
Agency Asset-Backed Securities - 0.13%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                  USD       51,706  $      51,544
   Series 2004-T4 A3 4.42% 8/25/24                                                                           215,000        214,081
~ Freddie Mac Structured Pass Through Securities Series T-30 A5 7.61% 12/25/30                               363,399        363,172
oSLMA Student Loan Trust Series 2004-1 A1 4.24% 1/26/15                                                       28,583         28,594
                                                                                                                      -------------
Total Agency Asset-Backed Securities (cost $658,881)                                                                        657,391
                                                                                                                      =============
Agency Collateralized Mortgage Obligations - 10.54%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                           57,193         60,767
   Series 2001-14 Z 6.00% 5/25/31                                                                            116,251        118,479
   Series 2002-56 MC 5.50% 9/25/17                                                                           774,597        782,710
   Series 2002-90 A1 6.50% 6/25/42                                                                            38,304         39,180
   Series 2002-90 A2 6.50% 11/25/42                                                                          197,328        202,810
   Series 2002-93 A1 6.50% 3/25/32                                                                            50,064         50,828
   Series 2003-34 DV 4.00% 2/25/22                                                                           131,089        130,636
   Series 2003-106 WB 4.50% 10/25/15                                                                         540,000        535,303
   Series 2003-122 AJ 4.50% 2/25/28                                                                          221,283        216,508
   Series 2003-122 TU 4.00% 5/25/16                                                                        1,250,000      1,233,784
   Series 2004-8 GD 4.50% 10/25/32                                                                         1,350,000      1,265,307
   Series 2004-52 NE 4.50% 7/25/33                                                                           385,000        361,073
   Series 2005-14 ME 5.00% 10/25/33                                                                        1,395,000      1,339,055
   Series 2005-22 HE 5.00% 10/25/33                                                                          740,000        710,210
   Series 2005-29 QD 5.00% 8/25/33                                                                            60,000         57,572
   Series 2005-44 PE 5.00% 7/25/33                                                                           390,000        374,167
   Series 2005-110 MB 5.50% 9/25/35                                                                          925,000        932,715
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                            56,553         59,280
   Series 2001-T8 A2 9.50% 7/25/41                                                                            30,154         32,787
   Series 2002-T4 A3 7.50% 12/25/41                                                                          216,793        226,936
   Series 2004-T1 1A2 6.50% 1/25/44                                                                           79,831         82,256
Fannie Mae Whole Loan
   Series 2003-W12 2A3 2.42% 6/25/43                                                                         248,057        247,056
   Series 2003-W14 1A5 4.71% 9/25/43                                                                          55,527         55,344
   Series 2003-W15 2A3 4.71% 8/25/43                                                                           1,364          1,360
   Series 2003-W18 1A3 4.732% 8/25/43                                                                        112,551        112,218
   Series 2003-W18 1A5 4.61% 8/25/43                                                                         325,000        321,802
   Series 2003-W19 1A3 4.783% 11/25/33                                                                        28,651         28,510
   Series 2004-W1 1A3 4.49% 11/25/43                                                                          62,621         62,393
   Series 2004-W3 A2 3.75% 5/25/34                                                                           405,000        400,418
   Series 2004-W4 A2 5.00% 6/25/34                                                                         1,090,000      1,086,018
   Series 2004-W9 2A1 6.50% 2/25/44                                                                          103,817        106,337
   Series 2004-W10 A23 5.00% 8/25/34                                                                       1,150,000      1,151,690
   Series 2004-W11 1A2 6.50% 5/25/44                                                                         320,771        328,616
   Series 2004-W15 1A1 6.00% 8/25/44                                                                         523,220        528,755
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                               351,771        369,039
   Series 2113 QE 6.00% 11/15/27                                                                              31,993         32,291
   Series 2141 N 5.55% 11/15/27                                                                              306,589        307,905
   Series 2173 Z 6.50% 7/15/29                                                                               380,982        394,016
   Series 2326 ZQ 6.50% 6/15/31                                                                              562,261        590,009
   Series 2480 EH 6.00% 11/15/31                                                                                 661            663

   Series 2497 BM 5.00% 2/15/22                                                                              544,810        543,719
   Series 2526 CA 5.00% 6/15/16                                                                              144,471        144,319
   Series 2550 QX 4.75% 6/15/27                                                                              260,000        258,876
   Series 2552 KB 4.25% 6/15/27                                                                              939,785        932,546
   Series 2612 LJ 4.00% 7/15/22                                                                              243,437        240,894
   Series 2627 KP 2.87% 12/15/16                                                                             431,677        406,888
   Series 2662 DG 5.00% 10/15/22                                                                              25,000         24,312
   Series 2662 MA 4.50% 10/15/31                                                                             402,381        395,188
   Series 2672 TN 4.00% 3/15/23                                                                              190,000        187,914
   Series 2691 MB 4.00% 4/15/22                                                                              744,000        731,734
   Series 2700 PG 4.50% 5/15/32                                                                            1,300,000      1,228,383
   Series 2721 PTE 5.00% 1/15/23                                                                             100,000         95,972
   Series 2727 PB 4.25% 4/15/23                                                                              135,000        133,140
   Series 2727 PE 4.50% 7/15/32                                                                            1,480,000      1,396,090
   Series 2728 TC 4.00% 2/15/23                                                                              235,000        230,561
   Series 2737 XG 4.00% 11/15/22                                                                             120,000        117,761
   Series 2737 YD 5.00% 8/15/32                                                                              140,000        135,772
   Series 2750 NB 4.00% 12/15/22                                                                             538,000        527,492
   Series 2755 LE 4.00% 9/15/30                                                                              508,000        466,712
   Series 2778 JD 5.00% 12/15/32                                                                             845,000        815,769
   Series 2780 TE 5.00% 1/15/33                                                                              785,000        758,388
   Series 2783 PD 5.00% 1/15/33                                                                            1,076,000      1,039,729
   Series 2802 NE 5.00% 2/15/33                                                                              600,000        579,629
   Series 2827 TE 5.00% 4/15/33                                                                            1,335,000      1,289,899
   Series 2836 EG 5.00% 12/15/32                                                                             755,000        727,516
   Series 2836 QC 5.00% 9/15/22                                                                              700,000        698,474
   Series 2840 OE 5.00% 2/15/33                                                                            1,800,000      1,733,205
   Series 2840 OL 5.00% 11/15/22                                                                             630,000        628,447
   Series 2841 YA 5.50% 7/15/27                                                                            1,769,671      1,780,478
   Series 2844 PD 5.00% 12/15/32                                                                             745,000        717,994
   Series 2844 PQ 5.00% 5/15/23                                                                              835,000        835,410
   Series 2849 AJ 5.00% 5/15/18                                                                              380,000        380,341
   Series 2852 YN 3.75% 6/15/24                                                                            1,510,000      1,462,133
   Series 2864 PE 5.00% 6/15/33                                                                            1,095,000      1,058,427
   Series 2869 BG 5.00% 7/15/33                                                                              224,000        215,594
   Series 2872 GC 5.00% 11/15/29                                                                             405,000        397,690
   Series 2881 TE 5.00% 7/15/33                                                                            1,080,000      1,040,059
   Series 2889 OG 5.00% 5/15/33                                                                               55,000         53,089
   Series 2890 PC 5.00% 7/15/30                                                                              265,000        260,464
   Series 2890 PD 5.00% 3/15/33                                                                            1,265,000      1,216,972
   Series 2893 PD 5.00% 2/15/33                                                                               65,000         62,533
   Series 2911 BU 5.00% 9/15/23                                                                              975,000        971,515
   Series 2915 KD 5.00% 9/15/33                                                                              447,000        429,912
   Series 2915 KP 5.00% 11/15/29                                                                             490,000        481,488
   Series 2921 NE 5.00% 9/15/33                                                                            1,095,000      1,052,933
   Series 2937 JG 5.00% 8/15/33                                                                            1,410,000      1,365,073
   Series 2938 ND 5.00% 10/15/33                                                                           1,050,000      1,009,394
   Series 2939 PD 5.00% 7/15/33                                                                              665,000        639,219
   Series 2941 XD 5.00% 5/15/33                                                                              150,000        144,137
   Series 2987 KG 5.00% 12/15/34                                                                           1,430,000      1,373,139
   Series 3022 MB 5.00% 12/15/28                                                                             260,000        257,192
   Series 3026 PC 4.50% 1/15/34                                                                              605,000        562,458
   Series 3036 ND 5.00% 5/15/34                                                                            1,220,000      1,171,556
   Series 3056 HD 5.00% 2/15/34                                                                            1,225,000      1,174,881
   Series 3057 MD 4.50% 8/15/34                                                                              760,000        708,219
   Series 3063 PC 5.00% 2/15/29                                                                              490,000        483,717
~  Freddie Mac Structured Pass Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                               70,254         72,053
   Series T-58 1A2 3.108% 5/25/35                                                                             40,583         40,361
   Series T-58 2A 6.50% 9/25/43                                                                               37,197         38,108
GNMA
   Series 2003-116 ND 3.75% 6/20/26                                                                          545,000        535,286

   Series 2004-11 QE 5.00% 12/16/32                                                                          405,000        389,493
   Series 2004-30 PD 5.00% 2/20/33                                                                           276,000        267,021
   Series 2005-87 A 4.449% 3/16/25                                                                           374,109        367,816
                                                                                                                       ------------
Total Agency Collateralized Mortgage Obligations (cost $55,281,466)                                                      54,422,287
                                                                                                                       ============

Agency Mortgage-Backed Securities - 9.16%
Fannie Mae
   5.50% 1/1/13                                                                                              518,418        521,172
   5.73% 12/1/08                                                                                              99,425        101,258
   6.50% 8/1/17                                                                                              199,802        204,984
   6.765% 1/1/07                                                                                             128,964        129,851
   7.13% 1/1/12                                                                                              343,839        347,814
oFannie Mae ARM
   3.244% 10/1/33                                                                                            870,748        869,127
   5.074% 8/1/35                                                                                             435,923        428,428
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                                     921,333        882,753
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                              65,260         63,935
   5.00% 1/1/34                                                                                               46,482         45,466
   5.00% 1/1/34                                                                                              120,881        118,426
   5.00% 2/1/34                                                                                               72,910         71,429
   5.00% 8/1/34                                                                                              136,887        133,893
   5.00% 11/1/34                                                                                             124,916        122,183
   5.00% 11/1/34                                                                                             191,075        186,895
   5.00% 4/1/35                                                                                              411,539        401,765
   5.00% 10/1/35                                                                                             315,845        308,344
Fannie Mae S.F. 15 yr
   4.50% 7/1/18                                                                                              226,283        220,767
   4.50% 7/1/18                                                                                              264,818        258,363
   4.50% 11/1/19                                                                                             987,515        962,827
Fannie Mae S.F. 15 yr TBA
   4.50% 1/1/21                                                                                            4,315,000      4,199,033
   5.00% 1/1/21                                                                                            1,195,000      1,182,303
Fannie Mae S.F. 20 yr
   5.00% 9/1/23                                                                                              649,458        635,860
   5.00% 4/1/25                                                                                              952,278        931,447
   5.00% 7/1/25                                                                                              279,435        273,323
   5.00% 8/1/25                                                                                              971,766        950,509
   5.50% 7/1/24                                                                                            1,323,987      1,322,746
   5.50% 10/1/24                                                                                             424,127        423,730
   5.50% 12/1/24                                                                                           1,334,793      1,333,542
   5.50% 8/1/25                                                                                              660,795        659,556
Fannie Mae S.F. 30 yr
   4.50% 8/1/33                                                                                              628,186        594,028
   4.50% 10/1/33                                                                                           1,370,582      1,296,057
   5.00% 10/1/33                                                                                             441,759        429,749
   5.00% 2/1/34                                                                                              379,340        369,026
   5.00% 5/1/34                                                                                              323,580        314,277
   5.50% 3/1/29                                                                                              254,681        253,009
   5.50% 4/1/29                                                                                              130,725        129,868
   5.50% 12/1/33                                                                                             294,806        292,779
   6.00% 8/1/35                                                                                              292,957        295,795
   6.00% 8/1/35                                                                                              409,239        413,203
   6.50% 11/1/33                                                                                              71,749         73,632
   6.50% 11/1/35                                                                                           1,806,842      1,854,356
   6.50% 1/1/36                                                                                              485,000        497,580
   7.00% 6/1/35                                                                                               90,373         94,327
   7.00% 11/1/35                                                                                           1,198,104      1,250,521
   7.50% 3/1/32                                                                                                3,861          4,046
   7.50% 4/1/32                                                                                               19,615         20,553
   7.50% 6/1/32                                                                                               21,366         22,388
   7.50% 6/1/34                                                                                               97,069        101,711

Fannie Mae S.F. 30 yr TBA
   4.50% 1/1/36                                                                                            1,210,000      1,139,669
   5.00% 1/1/35                                                                                            3,280,000      3,178,524
   5.50% 1/1/36                                                                                            5,175,000      5,124,866
   6.00% 1/25/36                                                                                           1,540,000      1,554,438
   7.00% 1/1/35                                                                                              115,000        119,995
Freddie Mac
   6.00% 8/1/35                                                                                              861,216        869,021
   7.00% 1/1/08                                                                                              275,571        278,327
oFreddie Mac ARM
   2.986% 12/1/33                                                                                            929,353        916,994
   3.733% 4/1/34                                                                                              87,073         87,563
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                      7,491          7,353
Freddie Mac S.F. 15 yr 4.00% 5/1/19                                                                          770,977        737,247
Freddie Mac S.F. 20 yr
   5.50% 10/1/23                                                                                           1,166,003      1,167,460
   5.50% 8/1/24                                                                                              284,566        284,477
   5.50% 9/1/24                                                                                              490,015        489,862
   6.00% 12/1/25                                                                                           1,250,000      1,270,833
Freddie Mac S.F. 30 yr
   5.00% 4/1/35                                                                                              960,791        933,768
   6.00% 10/1/33                                                                                              61,244         61,952
   6.50% 10/1/33                                                                                              18,026         18,482
   6.50% 11/1/33                                                                                             154,374        158,282
   6.50% 1/1/35                                                                                              704,624        723,561
   7.00% 11/1/33                                                                                              17,523         18,263
Freddie Mac S.F. 30 yr TBA 5.00% 1/1/36                                                                    1,355,000      1,311,809
GNMA II
   6.00% 4/20/34                                                                                             130,137        132,821
   7.00% 8/20/34                                                                                             112,313        117,016
                                                                                                                       ------------
Total Agency Mortgage-Backed Securities (cost $47,483,583)                                                               47,301,217
                                                                                                                        ============

Agency Obligations - 1.70%
Fannie Mae
   3.00% 8/15/07                                                                                             455,000        442,872
   3.25% 8/15/08                                                                                             180,000        173,649
  ^5.721% 10/9/19                                                                                            240,000        116,883
   6.375% 8/15/07                                                                                          1,061,000        786,273
oFarm Credit Bank 7.561% 11/29/49                                                                            236,000        259,233
^Financing Corporation Strip
   CPN 1 4.413% 11/11/13                                                                                   1,060,000        729,315
   CPN 1 4.898% 11/11/17                                                                                     795,000        444,205
   PRN 13 4.883% 12/27/18                                                                                    690,000        369,173
   PRN 15 5.24% 3/7/19                                                                                       390,000        206,544
   PRN 16 4.741% 4/5/19                                                                                      630,000        332,331
   PRN D 4.57% 9/26/19                                                                                     2,575,000      1,325,049
Freddie Mac 4.875% 3/15/07                                                                                   300,000        300,423
^Residual Funding Strip Principal Only 5.047% 10/15/19                                                     3,290,000      1,717,751
^Resolution Funding Interest Strip
   5.209% 1/15/25                                                                                          2,268,000        916,018
   5.24% 10/15/25                                                                                          1,650,000        644,741
                                                                                                                       ------------
Total Agency Obligations (cost $8,648,162)                                                                                8,764,460
                                                                                                                       ============

Collateralized Debt Obligations - 0.06%
=@#Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                                              250,000        253,275
=@#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                                     42,231         42,389
                                                                                                                       ------------
Total Collateralized Debt Obligation (cost $301,785)                                                                        295,664
                                                                                                                       ============

Commercial Mortgage-Backed Securities - 4.52%
Bank of America Commercial Mortgage Securities
   Series 2004-5 A3 4.561% 11/10/41                                                                          125,000        121,477
   Series 2005-1 A3 4.877% 11/10/42                                                                          375,000        372,150
  oSeries 2005-1 AJ 5.00% 11/10/42                                                                         1,160,000      1,156,483

#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
   5.064% 5/14/16                                                                                            420,000        420,646
oCitigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ
   5.225% 7/15/44                                                                                            165,000        164,852
~#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A
   6.457% 2/14/34                                                                                            286,057        300,015
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                    175,000        171,829
Credit Suisse First Boston Mortgage Securities Series 2005-C2 AMFX 4.877% 4/15/37                          1,215,000      1,184,068
Deutsche Mortgage & Asset Receiving Series 1998-C1 D 7.231% 6/15/31                                        1,807,000      1,889,530
#DLJ Mortgage Acceptance Series 1997-CF2 A1B 144A 6.82% 10/15/30                                             164,701        168,242
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A
   6.46% 1/12/43                                                                                             200,000        199,032
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                                  63,397         65,158
General Electric Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                                         325,000        344,257
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                        135,000        133,794
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1997-C1 A3 6.869% 7/15/29                                                                          269,191        275,154
   Series 1998-C2 A2 6.42% 5/15/35                                                                           377,420        388,637
Greenwich Capital Commercial Funding
   Series 2005-GG3 A2 4.305% 8/10/42                                                                          60,000         58,425
  oSeries 2005-GG3 AJ 4.859% 8/10/42                                                                         330,000        319,829
  oSeries 2005-GG3 B 4.894% 8/10/42                                                                          555,000        537,215
  oSeries 2005-GG5 AM 5.277% 4/10/37                                                                       1,215,000      1,221,433
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/6/15                                              57,521         60,464
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                          720,000        729,988
   Series 2002-C2 A2 5.05% 12/12/34                                                                          665,000        662,101
   Series 2003-C1 A2 4.985% 1/12/37                                                                           90,000         89,334
  oSeries 2005-LDP5 F 5.334% 12/15/44                                                                      1,900,000      1,889,833
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                          245,000        262,571
   Series 2005-C3 AJ 4.843% 7/15/40                                                                        1,345,000      1,297,806
Merrill Lynch Mortgage Trust
  oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                        85,000         82,142
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                         620,000        616,459
  oSeries 2005-CIP1 B 5.101% 7/12/38                                                                         155,000        153,654
  #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                                    110,000        108,581
  #Series 2005-GGP1 F 144A 4.35% 11/15/10                                                                    105,000        103,592
  oSeries 2005-LC1 AM 5.264% 1/12/44                                                                       1,900,000      1,910,451
  oSeries 2005-MCP1 AM 4.805% 6/12/43                                                                      1,125,000      1,090,690
Morgan Stanley Capital I
   Series 2005-HQ6 A2A 4.882% 8/13/42                                                                        210,000        208,450
  oSeries 2005-HQ7 A4 5.205% 11/14/42                                                                        300,000        302,500
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19                                                   166,276        169,063
o#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                                          57,720         55,542
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                                 195,000        188,477
oWachovia Bank Commercial Mortgage Trust
   Series 2005-C20 AMFX 5.179% 7/15/42                                                                     2,095,000      2,081,884
   Series 2005-C21 A4 5.195% 10/15/44                                                                      1,755,000      1,769,477
                                                                                                                       ------------
Total Commercial Mortgage-Backed Securities (cost $23,652,509)                                                           23,325,285
                                                                                                                       ============

Corporate Bonds - 27.49%
Banking - 2.96%
#Banco BMG 144A 9.15% 1/15/16                                                                                422,000        416,620
#Banco Continental 144A 6.625% 12/1/10                                                                       870,000        872,304
o#Banco Santander 144A 4.81% 12/9/09                                                                         150,000        149,640
Bank Nederlandse Gemeenten 6.75% 9/21/11                                                            NZD      524,000        361,078
oBarclays Bank 6.278% 12/29/49                                                                      USD      220,000        221,513
o#BNP Paribas 144A 5.186% 6/29/49                                                                            195,000        189,525
o#Chinatrust Commercial Bank 144A 5.625% 3/29/49                                                             685,000        666,318

o#Chuo Mitsui Trust & Banking 144A 5.506% 12/31/49                                                           835,000        810,570
Citigroup 5.875% 2/22/33                                                                                     340,000        349,808
Credit Suisse First Boston USA 6.125% 11/15/11                                                               140,000        147,144
o#DBS Capital Funding 144A 7.657% 3/31/49                                                                    260,000        287,988
Deustche Bank 8.00% 9/29/06                                                                         ISK    7,400,000        116,323
Downey Financial 6.50% 7/1/14                                                                       USD      170,000        170,820
o#HBOS 144A 5.92% 9/29/49                                                                                    400,000        404,450
HSBC Bank USA
   5.625% 8/15/35                                                                                            220,000        215,942
   5.875% 11/1/34                                                                                             30,000         30,374
#ICICI Bank 144A 5.75% 11/16/10                                                                              255,000        256,514
JPMorgan Chase
   5.85% 8/1/35                                                                                              310,000        307,784
   5.875% 3/15/35                                                                                            234,000        233,457
Mizuho Financial Group 8.375% 12/29/49                                                                     1,395,000      1,512,360
#Mizuho Financial Group 144A 5.79% 4/15/14                                                                   175,000        181,085
o#Mizuho Preferred Capital 144A 8.79% 12/29/49                                                               245,000        265,014
Popular North America
   4.25% 4/1/08                                                                                              320,000        314,024
   5.20% 12/12/07                                                                                          2,500,000      2,498,717
Popular North America Capital Trust 6.564% 9/15/34                                                           385,000        397,272
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                            200,000        198,463
oRBS Capital Trust I 4.709% 12/29/49                                                                         175,000        166,584
Regions Financial 6.375% 5/15/12                                                                             310,000        332,485
o#Resona Bank 144A 5.85% 9/29/49                                                                           1,096,000      1,093,454
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                           1,315,000      1,397,581
Royal Bank of Scotland 9.118% 3/31/49                                                                        124,000        142,181
o#Svenska Handelsbanken 144A 7.125% 3/29/49                                                                  355,000        363,175
Western Financial Bank 9.625% 5/15/12                                                                        210,000        236,250
                                                                                                                       ------------
                                                                                                                         15,306,817
                                                                                                                       ============
Basic Industry - 1.97%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                             15,000         15,188
   6.95% 4/1/08                                                                                               58,000         58,290
   7.875% 8/1/09                                                                                             710,000        706,449
AK Steel 7.875% 2/15/09                                                                                      210,000        200,550
Alcan 5.75% 6/1/35                                                                                           297,000        290,188
Barrick Gold Finance 7.50% 5/1/07                                                                            115,000        118,387
Bowater
   9.00% 8/1/09                                                                                              275,000        284,625
   9.50% 10/15/12                                                                                            560,000        579,600
Celulosa Arauco
   5.125% 7/9/13                                                                                             325,000        314,748
   5.625% 4/20/15                                                                                            400,000        397,934
   7.75% 9/13/11                                                                                             360,000        400,254
#Codelco 144A 5.625% 9/21/35                                                                                 290,000        289,931
Donohue Forest Products 7.625% 5/15/07                                                                       245,000        249,900
#Evraz Group 144A 8.25% 11/10/15                                                                             655,000        649,432
Georgia-Pacific
   8.875% 5/15/31                                                                                            790,000        795,924
   9.50% 12/1/11                                                                                             320,000        338,800
Gold Kist 10.25% 3/15/14                                                                                     140,000        156,800
Huntsman International 10.125% 7/1/09                                                                         70,000         72,625
#Huntsman International 144A 7.375% 1/1/15                                                                   390,000        378,300
Lubrizol 4.625% 10/1/09                                                                                       70,000         68,667
Lyondell Chemical 10.50% 6/1/13                                                                               30,000         34,238
#Nell AF Sarl 144A 8.375% 8/15/15                                                                            150,000        149,250
Newmont Mining 5.875% 4/1/35                                                                                 615,000        608,995
Newpage 10.00% 5/1/12                                                                                        175,000        172,813
Norske Skog 8.625% 6/15/11                                                                                   400,000        384,000
#Novelis 144A 7.50% 2/15/15                                                                                   25,000         23,438

#Port Townsend Paper 144A 12.00% 4/15/11                                                                     220,000        141,900
Potlatch 13.00% 12/1/09                                                                                      175,000        209,848
Rhodia
   8.875% 6/1/11                                                                                             280,000        288,400
   10.25% 6/1/10                                                                                             120,000        132,000
Smurfit Capital Funding 7.50% 11/20/25                                                                       440,000        389,400
++Solutia 6.72% 10/15/37                                                                                     330,000        254,100
Stone Container 9.75% 2/1/11                                                                                 265,000        268,975
Tembec Industries 8.625% 6/30/09                                                                             615,000        353,625
Vale Overseas 8.25% 1/17/34                                                                                   91,000        105,219
Weyerhaeuser
   7.125% 7/15/23                                                                                             50,000         52,996
   7.375% 3/15/32                                                                                            119,000        132,699
Witco 6.875% 2/1/26                                                                                          125,000        119,375
                                                                                                                       ------------
                                                                                                                         10,187,863
                                                                                                                       ------------
Brokerage - 0.72%
Amvescap 4.50% 12/15/09                                                                                      350,000        343,736
E Trade Financial 8.00% 6/15/11                                                                              415,000        433,675
#E Trade Group 144A 8.00% 6/15/11                                                                             45,000         47,025
Franklin Resources 3.70% 4/15/08                                                                              45,000         43,885
Goldman Sachs
   4.75% 7/15/13                                                                                             185,000        179,724
   6.345% 2/15/34                                                                                            335,000        353,109
LaBranche & Company
   9.50% 5/15/09                                                                                             150,000        159,000
   11.00% 5/15/12                                                                                            250,000        278,750
Merrill Lynch
   4.79% 8/4/10                                                                                              614,000        607,712
  o5.49% 3/12/07                                                                                             215,000        213,155
Morgan Stanley
   4.75% 4/1/14                                                                                              185,000        177,725
   5.05% 1/21/11                                                                                             475,000        475,665
   5.375% 10/15/15                                                                                           375,000        376,071
                                                                                                                       ------------
                                                                                                                          3,689,232
                                                                                                                       ------------
Capital Goods - 0.78%
Aleris International 9.00% 11/15/14                                                                          175,000        181,125
Allied Waste North America 9.25% 9/1/12                                                                      355,000        386,063
Armor Holdings 8.25% 8/15/13                                                                                 420,000        453,599
#BAE Systems Series 2001 AT 144A 7.156% 12/15/11                                                             390,215        408,869
Casella Waste Systems 9.75% 2/1/13                                                                           340,000        359,550
General Electric 5.00% 2/1/13                                                                                345,000        345,329
Geo Subordinate 11.00% 5/15/12                                                                               190,000        187,150
Graham Packaging 9.875% 10/15/14                                                                             315,000        308,700
Interface 10.375% 2/1/10                                                                                     235,000        255,563
Intertape Polymer 8.50% 8/1/14                                                                               270,000        267,849
#Panolam Industrial 144A 10.75% 10/1/13                                                                      110,000        106,425
Tyco International Group
   6.875% 1/15/29                                                                                            386,000        421,979
   7.00% 6/15/28                                                                                             309,000        340,926
                                                                                                                       ------------
                                                                                                                          4,023,127
                                                                                                                       ------------
Communications - 4.81%
*Adelphia Communications 8.125% 7/15/06                                                                      155,000         88,350
Alaska Communications Systems 9.875% 8/15/11                                                                 148,000        161,690
American Cellular 10.00% 8/1/11                                                                              135,000        147,150
American Tower 7.125% 10/15/12                                                                               130,000        134,550
AT&T Broadband 9.455% 11/15/22                                                                                80,000        105,064
BellSouth
   4.20% 9/15/09                                                                                             130,000        126,387
   6.00% 11/15/34                                                                                             40,000         40,100
British Telecommunications 8.875% 12/15/30                                                                   767,000      1,029,235
#CCH I Notes 144A 11.00% 10/1/15                                                                             510,000        430,950
#Centennial Communications 144A 10.00% 1/1/13                                                                140,000        142,100

Cenveo 9.625% 3/15/12                                                                                        160,000        173,600
Charter Communications Holdings
   11.125% 1/15/11                                                                                           295,000        163,725
   *13.50% 1/15/11                                                                                           295,000        193,225

#Charter Communications Operating 144A 8.375% 4/30/14                                                        225,000        225,000
Cincinnati Bell 8.375% 1/15/14                                                                               295,000        291,681
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                                   100,000        101,000
Comcast 6.50% 11/15/35                                                                                       395,000        403,865
Comcast Cablevision 9.00% 9/1/08                                                                             339,000        370,599
Cox Communications 4.625% 1/15/10                                                                            175,000        169,562
CSC Holdings 10.50% 5/15/16                                                                                  590,000        628,350
Dex Media East 12.125% 11/15/12                                                                              150,000        176,250
#Digicel Limited 144A 9.25% 9/1/12                                                                           100,000        103,250
GTE 7.90% 2/1/27                                                                                             670,000        709,874
GTE California 7.65% 3/15/07                                                                                 735,000        753,495
#Hanarotelecom 144A 7.00% 2/1/12                                                                             600,000        591,940

*Inmarsat Finance 10.375% 11/15/12                                                                           740,000        620,675
iPCS 11.50% 5/1/12                                                                                            45,000         51,863
Iwo Escrow Company
   o7.90% 1/15/12                                                                                             30,000         31,275

   *10.75% 1/15/15                                                                                            25,000         18,188
Insight Midwest 10.50% 11/1/10                                                                               603,000        636,919
oLiberty Media 5.991% 9/17/06                                                                                137,000        137,967
Lodgenet Entertainment 9.50% 6/15/13                                                                         595,000        650,038
MCI
   6.908% 5/1/07                                                                                             226,000        228,260
   7.688% 5/1/09                                                                                             250,000        258,750
Mediacom Capital 9.50% 1/15/13                                                                               540,000        529,875
#News America 144A 6.40% 12/15/35                                                                            580,000        586,555
PanAmSat 9.00% 8/15/14                                                                                       115,000        121,038
Qwest 7.875% 9/1/11                                                                                           90,000         97,425
o#Qwest 144A 7.741% 6/15/13                                                                                  100,000        108,375
Rural Cellular 9.875% 2/1/10                                                                                 175,000        185,500
o#Rural Cellular 144A 10.041% 11/1/12                                                                        120,000        121,500
SBC Communications
   4.125% 9/15/09                                                                                            325,000        314,092
   5.875% 2/1/12                                                                                             463,000        476,623
   6.15% 9/15/34                                                                                             490,000        493,844
Sheridan Acquisition Group 10.25% 8/15/11                                                                    380,000        392,825
#Sirius Satellite Radio 144A 9.625% 8/1/13                                                                   285,000        282,150
Sprint Capital
   4.78% 8/17/06                                                                                             210,000        209,863
   8.75% 3/15/32                                                                                             545,000        725,449
TCI Communications
   8.75% 8/1/15                                                                                              432,000        524,339
   9.875% 6/15/22                                                                                            290,000        394,652
   10.125% 4/15/22                                                                                           329,000        451,130
#Telcordia Technologies 144A 10.00% 3/15/13                                                                  375,000        345,000
Telecom Italia Capital
   4.00% 1/15/10                                                                                             200,000        190,664
   4.95% 9/30/14                                                                                             560,000        535,781
   5.25% 11/15/13                                                                                            720,000        707,640
#Telecom Personal 144A 9.25% 12/22/10                                                                        416,000        418,080
Telefonos de Mexico
   4.50% 11/19/08                                                                                            395,000        388,838
   4.750% 4.75% 1/27/10                                                                                      330,000        325,842
THOMSON 5.75% 2/1/08                                                                                          85,000         86,250
Time Warner
   6.625% 5/15/29                                                                                             91,000         91,141
   7.625% 4/15/31                                                                                          1,245,000      1,390,602

   8.18% 8/15/07                                                                                             425,000        444,730
Time Warner Entertainment 8.375% 3/15/23                                                                     170,000        197,047
Triton Communications 9.375% 2/1/11                                                                          225,000        165,375
oUS LEC 12.716% 10/1/09                                                                                      125,000        135,000
US Unwired 10.00% 6/15/12                                                                                    190,000        214,700
Valor Telecom 7.75% 2/15/15                                                                                  200,000        210,000
Verizon Global
   4.90% 9/15/15                                                                                             145,000        140,627
   5.85% 9/15/35                                                                                             290,000        280,427
Verizon Global Funding 7.75% 12/1/30                                                                         565,000        673,618
Verizon New Jersey 5.875% 1/17/12                                                                             54,000         54,555
Verizon Wireless 5.375% 12/15/06                                                                             525,000        526,849
Vertis 10.875% 6/15/09                                                                                       435,000        430,650
#Wind Acquisition 144A 10.75% 12/1/15                                                                        235,000        243,813
XM Satellite Radio 12.00% 6/15/10                                                                            468,000        527,670
                                                                                                                       ------------
                                                                                                                         24,835,061
                                                                                                                       ------------
Consumer Cyclical - 3.39%
Accuride 8.50% 2/1/15                                                                                        175,000        173,250
Ameristar Casinos 10.75% 2/15/09                                                                              90,000         95,850
Auburn Hills Trust 12.375% 5/1/20                                                                             87,000        129,623
Centex
  o4.50% 8/1/07                                                                                              230,000        230,007
   5.25% 6/15/15                                                                                             149,000        141,799
   5.45% 8/15/12                                                                                             740,000        728,383
Corrections Corporation of America 7.50% 5/1/11                                                              308,000        320,320
CVS 3.875% 11/1/07                                                                                           240,000        235,524
DaimlerChrysler NA Holdings
   4.75% 1/15/08                                                                                             416,000        412,402
  o4.78% 10/31/08                                                                                            867,000        868,165
Denny's 10.00% 10/1/12                                                                                       100,000        102,000
DR Horton 5.25% 2/15/15                                                                                      640,000        602,329
Ford Motor 7.45% 7/16/31                                                                                   1,120,000        767,200
Ford Motor Credit
   5.625% 10/1/08                                                                                             55,000         48,289
   5.70% 1/15/10                                                                                             165,000        140,381
   6.50% 1/25/07                                                                                             697,000        674,493
   6.625% 6/16/08                                                                                            290,000        263,189
   6.875% 2/1/06                                                                                           1,916,000      1,911,916
Gaylord Entertainment
   6.75% 11/15/14                                                                                             30,000         29,550
   8.00% 11/15/13                                                                                             90,000         94,725
General Motors 8.375% 7/15/33                                                                                605,000        402,325
General Motors Acceptance Corporation
   6.125% 9/15/06                                                                                            502,000        487,701
   6.125% 8/28/07                                                                                            350,000        324,564
   6.15% 4/5/07                                                                                               85,000         80,310
   6.75% 12/1/14                                                                                             480,000        432,514
   6.875% 9/15/11                                                                                            390,000        356,064
   8.00% 11/1/31                                                                                             995,000        955,617
Harrah's Operating
   5.625% 6/1/15                                                                                           1,118,000      1,100,326
   5.75% 10/1/17                                                                                             134,000        130,696
Johnson Controls 5.00% 11/15/06                                                                               80,000         79,875
Landry's Restaurant 7.50% 12/15/14                                                                           145,000        136,300
#Majestic Star Casino 144A 9.75% 1/15/11                                                                      95,000         96,188
Mandalay Resort Group 10.25% 8/1/07                                                                          220,000        235,675
Metaldyne 10.00% 11/1/13                                                                                     310,000        282,100
MGM Mirage 9.75% 6/1/07                                                                                       40,000         42,350
#Neiman Marcus 144A
   9.00% 10/15/15                                                                                            375,000        385,313
   10.375% 10/15/15                                                                                          285,000        291,056
O'Charleys 9.00% 11/1/13                                                                                     180,000        183,600

Penn National Gaming 8.875% 3/15/10                                                                          500,000        527,499
Penney(J.C.) 7.375% 8/15/08                                                                                  190,000        200,677
Royal Caribbean Cruises 7.25% 3/15/18                                                                        278,000        300,240
Target 5.95% 5/15/06                                                                                          75,000         75,281

*Town Sports International 11.00% 2/1/14                                                                     145,000        100,775
True Temper Sports 8.375% 9/15/11                                                                            155,000        140,275
#Uno Restaurant 144A 10.00% 2/15/11                                                                          175,000        158,375
Visteon
   7.00% 3/10/14                                                                                             360,000        279,900
   8.25% 8/1/10                                                                                              985,000        842,175
Warnaco 8.875% 6/15/13                                                                                       195,000        211,088
Warner Music Group 7.375% 4/15/14                                                                            400,000        399,000
                                                                                                                       ------------
Wheeling Island Gaming 10.125% 12/15/09                                                                      300,000        316,125
                                                                                                                       ------------
                                                                                                                         17,523,379
                                                                                                                       ------------
Consumer Non-Cyclical - 1.92%
#Accellent 144A 10.50% 12/1/13                                                                               175,000        180,250
Amgen 4.00% 11/18/09                                                                                          80,000         77,646
#Autopista Del Maipo 144A 7.373% 6/15/22                                                                     350,000        404,512
Baxter International 5.196% 2/16/08                                                                          275,000        275,946
Biovail 7.875% 4/1/10                                                                                        712,000        741,369
Constellation Brands 8.125% 1/15/12                                                                          240,000        250,800
Cott Beverages 8.00% 12/15/11                                                                                235,000        242,050
#Doane Pet Care 144A 10.625% 11/15/15                                                                        160,000        167,600
Donnelley & Sons 4.95% 5/15/10                                                                               940,000        917,465
HCA 5.50% 12/1/09                                                                                            210,000        208,454
HealthSouth 10.75% 10/1/08                                                                                   365,000        366,825
#Hertz 144A
   8.875% 1/1/14                                                                                             125,000        127,969
   10.50% 1/1/16                                                                                              55,000         56,925
#Highmark 144A 6.80% 8/15/13                                                                                 196,000        212,512
Kraft Foods
   4.125% 11/12/09                                                                                           240,000        232,442
   6.50% 11/1/31                                                                                             105,000        115,894
#Le-Natures 144A 10.00% 6/15/13                                                                              260,000        274,300
Medco Health Solutions 7.25% 8/15/13                                                                         655,000        720,591
MedPartners 7.375% 10/1/06                                                                                   640,000        651,200
#Miller Brewing 144A 4.25% 8/15/08                                                                           280,000        274,957
National Beef Packing 10.50% 8/1/11                                                                          350,000        364,000
NDCHealth 10.50% 12/1/12                                                                                     240,000        275,400
Pilgrim's Pride 9.625% 9/15/11                                                                               255,000        272,850
Playtex Products 9.375% 6/1/11                                                                               245,000        257,863
Safeway 6.15% 3/1/06                                                                                         155,000        155,066
Universal 6.50% 2/15/06                                                                                      210,000        210,419
US Oncology 10.75% 8/15/14                                                                                   300,000        334,500
UST 6.625% 7/15/12                                                                                           265,000        275,921

*Vanguard Health 11.25% 10/1/15                                                                              415,000        305,025
#Warner Chilcott 144A 8.75% 2/1/15                                                                           474,000        438,450
WellPoint 4.25% 12/15/09                                                                                     140,000        136,487
Wyeth 5.50% 2/1/14                                                                                           400,000        405,837
                                                                                                                       ------------
                                                                                                                          9,931,525
                                                                                                                       ------------
Electric - 2.53%
American Electric Power 4.709% 8/16/07                                                                       965,000        959,393
Arizona Public Service 5.50% 9/1/35                                                                          250,000        237,357
Avista
   7.75% 1/1/07                                                                                               85,000         87,116
   9.75% 6/1/08                                                                                               45,000         49,343
++Calpine
   7.625% 4/15/06                                                                                             90,000         40,725
   10.50% 5/15/06                                                                                            130,000         57,200
++#Calpine 144A 9.90% 7/15/07                                                                                146,625        119,866
CC Fund Trust I 6.90% 2/16/07                                                                                660,000        672,874

#Centrais Eletricas Brasileiras 144A 7.75% 11/30/15                                                          340,000        347,650
CMS Energy 9.875% 10/15/07                                                                                   130,000        139,750
Consumer Energy 5.00% 2/15/12                                                                                320,000        313,443
oDominion Resources 4.819% 9/28/07                                                                           395,000        395,371
Duke Capital
   4.302% 5/18/06                                                                                             83,000         82,810
   5.668% 8/15/14                                                                                            190,000        191,943
#Dynegy Holdings 144A 10.125% 7/15/13                                                                        335,000        380,225
Elwood Energy 8.159% 7/5/26                                                                                  169,071        182,783
Entergy Louisiana 6.30% 9/1/35                                                                               240,000        235,735
#FPL Energy National 144A 5.608% 3/10/24                                                                     469,166        468,748
Hydro Quebec 9.40% 2/1/21                                                                                     35,000         50,830
Midwest Generation
   8.30% 7/2/09                                                                                              190,000        198,075
   8.75% 5/1/34                                                                                              270,000        298,688
Mirant Americas Generation 8.30% 5/1/11                                                                      200,000        254,000
#Mirant North America 144A 7.375% 12/31/13                                                                   160,000        162,600
Nisource Finance 3.20% 11/1/06                                                                                55,000         54,215
Oncor Electric Delivery 7.00% 5/1/32                                                                          35,000         39,950
Orion Power Holdings 12.00% 5/1/10                                                                           180,000        204,300
Pacific Gas & Electric 6.05% 3/1/34                                                                          317,000        329,208
Pacificorp 6.375% 5/15/08                                                                                    290,000        299,963
#Pedernales Electric 144A 6.202% 11/15/32                                                                    620,000        682,796
Pepco Holdings 5.50% 8/15/07                                                                                 390,000        392,510
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                               29,812         29,818
   6.256% 2/1/10                                                                                             260,000        263,971
Progress Energy
   6.75% 3/1/06                                                                                              635,000        637,018
   7.00% 10/30/31                                                                                            505,000        562,169
PSEG Energy Holdings 7.75% 4/16/07                                                                           135,000        140,400
PSI Energy 6.12% 10/15/35                                                                                    628,000        644,432
Puget Energy 7.69% 2/1/11                                                                                    250,000        279,840
Reliant Energy 9.50% 7/15/13                                                                                  75,000         75,563
oSCANA 4.56% 3/1/08                                                                                          185,000        185,236
Southern California Edison
  o4.555% 12/13/07                                                                                           190,000        190,091
   6.00% 1/15/34                                                                                             155,000        164,603
Southern Capital Funding 5.30% 2/1/07                                                                        200,000        199,987
#Texas Genco 144A 6.875% 12/15/14                                                                            105,000        114,188
#TXU Australia 144A 6.15% 11/15/13                                                                           560,000        598,733
TXU Energy 7.00% 3/15/13                                                                                     384,000        409,794
#VeraSun Energy 144A 9.875% 12/15/12                                                                         100,000        102,000
Westar Energy 5.95% 1/1/35                                                                                   472,000        467,427
Xcel Energy 7.00% 12/1/10                                                                                     80,000         86,188
                                                                                                                       ------------
                                                                                                                         13,080,925
                                                                                                                       ------------
Emerging Markets - 0.26%
Siberian Oil 10.75% 1/15/09                                                                                  362,000        411,268
#Southern Peru 144A 7.50% 7/27/35                                                                            920,000        918,978
                                                                                                                       ------------
                                                                                                                          1,330,246
                                                                                                                       ------------
Energy - 0.54%
#Adaro Finance 144A 8.50% 12/8/10                                                                            245,000        248,063
#Atlas Pipeline 144A 8.125% 12/15/15                                                                         300,000        304,125
Bluewater Finance 10.25% 2/15/12                                                                             120,000        129,600
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                        75,000         73,898
#Compton Petroleum Finance 144A 7.625% 12/1/13                                                               100,000        102,750
Halliburton 8.75% 2/15/21                                                                                    260,000        342,920
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                             250,000        255,625
   10.50% 9/1/10                                                                                              95,000        105,688
#Kinder Morgan 144A 5.35% 1/5/11                                                                             455,000        456,146
Nexen 5.875% 3/10/35                                                                                         200,000        197,342

oSecunda International 12.15% 9/1/12                                                                         170,000        179,350
SESI 8.875% 5/15/11                                                                                          150,000        157,875
USX 9.125% 1/15/13                                                                                            15,000         18,419
Valero Energy 6.125% 4/15/07                                                                                  40,000         40,506
Weatherford International 4.95% 10/15/13                                                                      20,000         19,596
Whiting Petroleum 7.25% 5/1/13                                                                               130,000        132,275
                                                                                                                       ------------
                                                                                                                          2,764,178
                                                                                                                       ------------
Finance Companies - 2.86%
American General Finance
   4.00% 3/15/11                                                                                             864,000        818,288
   4.875% 5/15/10                                                                                            650,000        645,043
   4.875% 7/15/12                                                                                            655,000        640,753
   5.40% 12/1/15                                                                                             480,000        479,387
oBerkshire Hathaway 4.16% 1/11/08                                                                            195,000        195,311
#CCM Merger 144A 8.00% 8/1/13                                                                                520,000        501,799
FINOVA Group 7.50% 11/15/09                                                                                  384,750        136,586
#FTI Consulting 144A 7.625% 6/15/13                                                                          200,000        207,000
#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                           617,000        629,340
HSBC Finance 4.625% 9/15/10                                                                                  540,000        529,444
HSBC Finance 5.00% 6/30/15                                                                                   203,000        197,768
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                             1,600,000      1,616,614
o#ILFC E-Capital Trust I 144A 5.90 12/21/65                                                                  360,000        361,799
o#ILFC E-Capital Trust II 144A 6.25% 12/21/65                                                                160,000        162,710
International Lease Finance 4.625% 6/2/08                                                                     40,000         39,625
#Mantis Reef 144A 4.692% 11/14/08                                                                          1,100,000      1,081,494
Residential Capital
   6.125% 11/21/08                                                                                           490,000        491,512
   6.375% 6/30/10                                                                                            257,000        261,394
   6.875% 6/30/15                                                                                          1,355,000      1,442,322
SLM 6.50% 6/15/10                                                                                   NZD    2,475,000      1,673,820
o#ZFS Finance USA Trust I 144A
   6.15% 12/15/65                                                                                   USD    1,000,000      1,008,330
   6.45% 12/15/65                                                                                          1,605,000      1,630,381
                                                                                                                       ------------
                                                                                                                         14,750,720
                                                                                                                       ------------
Industrial-Other - 0.23%
Adesa 7.625% 6/15/12                                                                                         245,000        245,000
Foster Wheeler Series A 10.359% 9/15/11                                                                       44,000         49,500
#Knowledge Learning 144A 7.75% 2/1/15                                                                        145,000        138,475
Interline Brands 11.50% 5/15/11                                                                              283,000        316,960
*Mueller Holdings 14.75% 4/15/14                                                                             305,000        231,038
Trimas 9.875% 6/15/12                                                                                        270,000        224,100
                                                                                                                       ------------
                                                                                                                          1,205,073
                                                                                                                       ------------
Insurance - 2.42%
21st Century Insurance 5.90% 12/15/13                                                                        275,000        274,016
AMBAC Financial Group 5.95% 12/5/35                                                                          550,000        565,190
#American International Group 144A 5.05% 10/1/15                                                             675,000        663,723
#ASIF Global Financing 144A 3.85% 11/26/07                                                                    42,000         41,208
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                                 555,000        588,721
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                              140,000        142,468
   8.625% 5/1/24                                                                                             615,000        748,341
oING Groep NV 5.775% 12/29/49                                                                                400,000        406,162
#Health Care Services 144A 7.75% 6/15/11                                                                     609,000        682,388
#Liberty Mutual 144A 5.75% 3/15/14                                                                            90,000         88,980
Marsh & McLennan
  o4.27% 7/13/07                                                                                             400,000        398,884
   5.15% 9/15/10                                                                                             310,000        308,256
   5.375% 3/15/07                                                                                            210,000        210,473
   5.375% 7/15/14                                                                                             85,000         83,800
   5.75% 9/15/15                                                                                             444,000        448,393
MetLife 5.00% 6/15/15                                                                                        205,000        201,440

#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                              355,000        431,325
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                    345,000        340,011
#NLV Financial 144A 6.50% 3/15/35                                                                            720,000        698,600
o###North Front Pass Through Trust 144A 5.81% 12/15/24                                                       500,000        501,328
o#Oil Insurance 144A 5.15% 8/15/33                                                                           390,000        387,417
#Pennsylvania Mutual Life Insurance 144A 6.65% 6/15/34                                                     1,089,000      1,221,222
o Reinsurance Group 6.75% 12/15/65                                                                           590,000        596,304
St. Paul Travelers 5.01% 8/16/07                                                                             465,000        464,959
o###Twin Reefs Pass Through Trust 144A 5.36% 12/31/49                                                        400,000        400,428
#UnumProvident Finance 144A 6.85% 11/15/15                                                                   270,000        281,744
Willis North America
   5.125% 7/15/10                                                                                            575,000        573,841
   5.625% 7/15/15                                                                                            725,000        726,042
                                                                                                                       ------------
                                                                                                                         12,475,664
                                                                                                                       ------------
Natural Gas - 0.65%
oAtmos Energy 4.525% 10/15/07                                                                                130,000        130,204
El Paso Natural Gas 7.625% 8/1/10                                                                             55,000         58,112
El Paso Production Holding 7.75% 6/1/13                                                                      150,000        156,375
Enterprise Products Operating
   4.00% 10/15/07                                                                                            125,000        122,440
   4.625% 10/15/09                                                                                           355,000        346,541
   4.95% 6/1/10                                                                                              310,000        304,282
   5.00% 3/1/15                                                                                              327,000        312,056
   7.50% 2/1/11                                                                                              317,000        345,237
Inergy Finance 6.875% 12/15/14                                                                                90,000         82,350
Oneok 5.51% 2/16/08                                                                                          335,000        336,491
Sempra Energy
   4.621% 5/17/07                                                                                            510,000        506,553
  o4.84% 5/21/08                                                                                             240,000        240,607
Tennessee Gas Pipeline 8.375% 6/15/32                                                                         65,000         74,074
Valero Logistics Operations 6.05% 3/15/13                                                                    350,000        362,092
                                                                                                                       ------------
                                                                                                                          3,377,414
                                                                                                                       ------------
Real Estate - 0.39%
American Real Estate 8.125% 6/1/12                                                                           265,000        276,263
BF Saul REIT 7.50% 3/1/14                                                                                    280,000        286,300
Developers Diversified Realty
   4.625% 8/1/10                                                                                              95,000         92,119
   5.25% 4/15/11                                                                                             100,000         99,105
   5.375% 10/15/12                                                                                           440,000        433,968
ERP Operating 6.95% 3/2/11                                                                                   256,000        275,060
#Simon Property Group 144A 5.75% 12/1/15                                                                     340,000        345,666
Tanger Properties 9.125% 2/15/08                                                                             200,000        214,000
                                                                                                                       ------------
                                                                                                                          2,022,481
                                                                                                                       ------------
Technology - 0.25%
Dell 6.55% 4/15/08                                                                                           150,000        155,196
Magnachip Semiconductor 8.00% 12/15/14                                                                       235,000        225,600
Motorola 4.608% 11/16/07                                                                                     140,000        139,187
Sanmina-SCI 10.375% 1/15/10                                                                                  250,000        277,500
#Sunguard Data Systems 144A
   9.125% 8/15/13                                                                                             45,000         46,800
   10.25% 8/15/15                                                                                            441,000        443,205
                                                                                                                       ------------
                                                                                                                          1,287,488
                                                                                                                       ------------
Transportation - 0.81%
American Airlines 6.817% 5/23/11                                                                             175,000        167,167
oBNSF Funding Trust I 6.613% 12/15/55                                                                        630,000        658,306
Continental Airlines 6.503% 6/15/11                                                                          390,000        383,417
oCSX 4.561% 8/3/06                                                                                           147,000        147,224
#Erac USA Finance 144A
   5.30% 11/15/08                                                                                            100,000        100,440
   5.90% 11/15/15                                                                                            375,000        382,159
   7.35% 6/15/08                                                                                             380,000        398,977

*H-Lines Finance Holdings 11.00% 4/1/13                                                                      391,000        325,508
Horizon Lines 9.00% 11/1/12                                                                                  119,000        125,843
Kansas City Southern Railway 9.50% 10/1/08                                                                   255,000        277,313
Northwest Airlines 7.935% 4/1/19                                                                             215,352        217,870
OMI 7.625% 12/1/13                                                                                           300,000        305,625
Seabulk International 9.50% 8/15/13                                                                           90,000        101,588
Stena 9.625% 12/1/12                                                                                         265,000        289,181
United Airlines 7.73% 7/1/10                                                                                 274,790        273,484
                                                                                                                       ------------
                                                                                                                          4,154,102
                                                                                                                       ------------
Total Corporate Bonds (cost $143,026,380)                                                                               141,945,295
                                                                                                                       ============
Municipal Bonds - 2.81%
Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)                                                                320,000        306,538
Aruba Airport Authority Revenue Series A 7.70% 1/1/13 (MBIA)                                                 166,000        178,426
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                   260,000        277,412
California State
   5.00% 2/1/33                                                                                               60,000         61,787
   5.00% 2/1/33                                                                                                5,000          5,141
California State Economic Recovery Series A 5.25% 7/1/13                                                     105,000        115,686
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                         195,000        205,011
Colorado Department of Transportation Revenue Series B
   5.00% 12/15/12 (FGIC)                                                                                      85,000         92,037
   5.00% 12/15/13 (FGIC)                                                                                     255,000        277,246
Delaware River Port Authority Pennsylvania & New Jersey Taxable
   (Post District Project) Series A 7.54% 1/1/13 (FSA)                                                       785,000        897,852
Escondido, California Revenue Certificate Participation Taxable
   (Wastewater Capital Projects) Series B 5.75% 9/1/25 (MBIA)                                                565,000        582,244
Fairfield, California Pension Obligation Refunding Taxable Revenue
   Series B 5.42% 6/1/34 (AMBAC)                                                                             765,000        768,098
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
   5.20% 5/1/33                                                                                               20,000         20,718
Fuller Road Management Corporate New York Lease Revenue (300MM North Facilities Project)
   Series A 5.21% 9/1/11 (XLCA)                                                                            1,555,000      1,568,932
###Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                            55,000         61,212
Hoboken, New Jersey
   6.50% 4/1/26 (MBIA)                                                                                        25,000         28,638
   Series B 4.26% 2/1/10 (MBIA)                                                                               60,000         58,646
   Series B 5.33% 2/1/18 (MBIA)                                                                               65,000         66,310
Illinois State Taxable Pension 5.10% 6/1/33                                                                  120,000        118,200
Industry California Urban Development Agency Series 1A 4.50% 5/1/10 (MBIA)                                   195,000        191,453
La Quinta, California Redevelopment Agency Tax Allocation (Redevelopment Project Area No. 1)
   5.45% 9/1/13 (AMBAC)                                                                                       15,000         15,205
   6.24% 9/1/23 (AMBAC)                                                                                       10,000         10,692
Los Angeles, California Community Redevelopment Agency
   Series B 5.83% 12/1/17 (FSA)                                                                              525,000        548,531
   Series D 5.60% 7/1/18 (MBIA)                                                                               80,000         81,434
Manchester, New Hampshire Series C 5.375% 12/1/11 (FGIC)                                                     110,000        113,079
Massachusetts Health & Education Facilities Authority Revenue Series A
   5.00% 7/15/36                                                                                             355,000        374,277
Massachusetts School Building Authority Series A 5.00% 8/15/30 (FSA)                                         460,000        484,210
Metropolitan, Washington District of Columbia Airport Authority System Series C
   4.62% 10/1/10 (FGIC)                                                                                       15,000         14,901
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                                100,000        105,861
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                   155,000        167,859
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                             125,000        133,774
Oregon State 5.892% 6/1/27                                                                                    65,000         70,352
Oregon State Local Governments 3.145% 6/1/06 (AMBAC)                                                         325,000        322,878
Philadelphia, Pennsylvania Authority for Industrial Development Pension Funding Retirement System
   Series A 5.64% 4/15/06 (MBIA)                                                                           1,103,000      1,105,989
###Reeves County, Texas Certificates Participation 7.25% 6/1/11-06 (ACA)                                     470,000        480,044
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project) Series B

   3.82% 12/1/08 (FGIC)                                                                                       65,000         63,411
   5.18% 12/1/13 (FGIC)                                                                                      105,000        104,941
San Diego, California Redevelopment Series C 5.81% 9/1/19 (XLCA)                                             645,000        667,349
South Texas Detention Complex Local Development Corporate Revenue 4.92% 2/1/14 (MBIA)                      1,150,000      1,144,192
University Enterprises Series B 5.42% 10/1/37 (FGIC)                                                       1,455,000      1,454,868
Waterbury, Connecticut Series B 5.43% 4/1/09 (FSA)                                                           499,000        501,550
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                       590,000        607,712
   6.07% 7/1/26                                                                                               45,000         47,548
                                                                                                                       ------------
Total Municipal Bonds (cost $14,394,580)                                                                                 14,502,244
                                                                                                                       ============

Non-Agency Asset-Backed Securities - 6.50%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                           1,652          1,646
#Aegis Asset Backed Securities Trust 144A
   Series 2005-3N N1 4.75% 8/25/35                                                                           567,170        564,164
   Series 2005-5N N1 4.50% 12/25/23                                                                        1,022,550      1,013,922
AmeriCredit Automobile Receivables Trust
   Series 2001-D A4 4.41% 11/12/08                                                                           194,884        194,831
   Series 2002-A A4 4.61% 1/12/09                                                                            311,990        311,708
Argent Securities Series 2003-W3 AF3 3.991% 9/25/30                                                           72,518         72,291
Capital One Auto Finance Trust
   Series 2003-A A4A 2.47% 1/15/10                                                                            20,000         19,641
   Series 2005-C A3 4.61% 7/15/10                                                                            355,000        353,419
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32                                                            59,916         59,843
Chase Manhattan Auto Owner Trust Series 2005-B A4 4.88% 6/15/12                                            1,205,000      1,207,110
Citibank Credit Card Issuance Trust
   Series 2002-A1 A1 4.95% 2/9/09                                                                            265,000        265,262
   Series 2003-A7 A7 4.15% 7/7/17                                                                             65,000         61,408
   Series 2005-A7 A7 4.75% 10/22/12                                                                          475,000        472,922
Countrywide Asset-Backed Certificates
  #Series 2004-1 Net Interest Margin 144A 6.00% 5/25/34                                                        1,911          1,911
  #Series 2004-2N N1 144A 5.00% 2/25/35                                                                       34,069         33,900
  oSeries 2004-9 AF2 3.337% 9/25/23                                                                           20,607         20,543
  #Series 2004-BC1N 144A 5.50% 4/25/35                                                                         6,634          6,610
   Series 2004-S1 A2 3.872% 3/25/20                                                                          230,000        226,057
  oSeries 2005-7 AF2 4.367% 11/25/35                                                                       1,465,000      1,442,393
  oSeries 2005-12 2A2 4.898% 2/25/36                                                                         575,000        571,022
Credit-Based Asset Service and Securitization
   Series 2004-CB4 A3 4.632% 5/25/35                                                                       1,064,844      1,059,845
   Series 2005-CB8 AF1B 5.451% 12/25/35                                                                    1,163,942      1,163,709
#Drive Auto Receivables Trust Series 2005-2 A2 144A 4.12% 1/15/10                                          1,420,000      1,403,216
#Encore Credit Receivables Net Interest Margin Trust
   Series 2005-4 Note 144A 4.50% 1/25/36                                                                   1,015,446        996,406
#First Franklin Net Interest Margin Trust 144A
   Series 2004-FF6A 5.75% 7/25/34                                                                             61,513         61,513
   Series 2004-FFH4 N1 4.212% 1/21/35                                                                        309,638        308,960
GMAC Mortgage Corporation Loan Trust Series 2004-HLT1 A2 3.87% 5/25/25                                       734,952        725,616
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                                 50,840         50,713
Honda Auto Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                           70,000         68,690
JPMorgan Mortgage Acquisition Series 2005-FRE1 A2F1 5.375% 10/25/35                                        1,163,839      1,164,200
MASTR Asset Backed Securities Series 2005-AB1 A1B 5.141% 11/25/35                                          1,622,215      1,618,646
#MBNA Master Credit Card Trust USA Series 2000-D C 144A 8.40% 9/15/09                                        110,000        114,612
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                       1,428,711      1,428,711
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                             58,320         59,773
   Series 2005-1 A 5.745% 1/15/40                                                                            316,283        316,382
MMCA Automobile Trust
   Series 2002-2 A4 4.30% 3/15/10                                                                            269,555        268,766
   Series 2002-2 B 4.67% 3/15/10                                                                             193,158        190,593
oNovastar Home Equity Loan Series 2004-4 A2B 4.72% 3/25/35                                                   230,000        230,427
oOption One Mortgage Loan Trust Series 2005-4 A3 4.64% 11/25/35                                              685,000        685,178
#Park Place Securities Net Interest Margin Trust 144A

   Series 2004-MCW1 A 4.458% 9/25/34                                                                          68,362         68,319
   Series 2004-WCW1 A 4.25% 9/25/35                                                                          777,109        773,223
   Series 2004-WHQ1 D 7.384% 9/25/34                                                                         465,000        465,326
   Series 2004-WHQ2 A 4.00% 2/25/35                                                                          170,926        170,481
   Series 2005-WCH1 A 4.00% 2/25/35                                                                          214,665        213,591
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                          225,000        222,248
   Series 2005-2 AF2 4.361% 8/25/35                                                                          890,000        878,344
   Series 2005-4 A2 5.399% 2/25/36                                                                           235,000        235,000
   Series 2005-4 A3 5.565% 2/25/36                                                                           150,000        150,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.61% 12/25/34                                                                      780,000        780,846
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                         125,000        123,692
Residential Asset Securities Series 2000-KS5 AI6 7.175% 12/25/31                                              65,277         65,392
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 4.52% 5/25/35                                 642,675        642,761
#Sail Net Interest Margin Notes Series 2004-4A A 144A 5.00% 4/27/34                                          103,234        103,109
Saxon Asset Securities Trust
   Series 2003-2 AF4 3.546% 8/25/29                                                                        1,466,212      1,460,951
  oSeries 2005-1 A2B 4.60% 5/25/35                                                                           810,000        810,648
#Securitized Asset Backed Net Interest Margin Trust Series 2005-FR4 144A 6.00% 1/25/36                     1,810,426      1,805,901
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                         152,215        141,652
   Series 2004-16XS A2 4.91% 8/25/34                                                                       1,116,622      1,112,722
  oSeries 2005-NC1 A7 4.61% 2/25/35                                                                          115,000        115,133
Terwin Mortgage Trust Series 2005-14HE AF2 4.849% 8/25/36                                                  2,022,000      2,022,001
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28                                                   242,332        251,948
WFS Financial Owner Trust
   Series 2002-2 A4 4.50% 2/20/10                                                                             66,255         66,246
   Series 2005-1 D 4.09% 8/17/12                                                                             733,493        722,380
Whole Auto Loan Trust Series 2003-1 B 2.24% 3/15/10                                                        1,387,598      1,367,147
                                                                                                                       ------------
Total Non-Agency Asset-Backed Securities (cost $33,704,403)                                                              33,585,620
                                                                                                                       ============

Non-Agency Collateralized Mortgage Obligations - 14.26%
ABN Amro Mortgage Series 2003-4 A5 4.75% 3/25/33                                                             827,247        822,752
oAdjustable Rate Mortgage Trust Series 2005-10 3A31 5.436% 1/25/36                                         1,145,000      1,137,495
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                                    402,077        401,260
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                          24,656         24,756
   Series 2004-2 1A1 6.00% 3/25/34                                                                            77,958         78,274
   Series 2004-10 1CB1 6.00% 11/25/34                                                                        284,594        287,664
   Series 2005-3 2A1 5.50% 4/25/20                                                                           193,443        193,806
   Series 2005-5 2CB1 6.00% 6/25/35                                                                          456,612        459,800
   Series 2005-6 7A1 5.50% 7/25/20                                                                           577,894        578,616
   Series 2005-9 5A1 5.50% 10/25/20                                                                          526,023        525,366
Bank of America Mortgage Securities
   Series 2003-2 1A11 5.50% 4/25/33                                                                        1,245,000      1,245,287
  oSeries 2003-I 2A4 3.828% 10/25/33                                                                           4,736          4,708
  oSeries 2003-J 2A8 4.205% 11/25/33                                                                       1,150,000      1,129,182
   Series 2004-3 1A2O 4.25% 4/25/34                                                                          716,643        710,239
  oSeries 2004-A 1A1 3.459% 2/25/34                                                                           20,461         20,327
  oSeries 2004-E 1A1 3.516% 6/25/34                                                                          253,734        249,446
  oSeries 2004-G 2A6 4.657% 8/25/34                                                                        1,165,000      1,152,417
   Series 2005-9 2A1 4.75% 10/25/20                                                                          565,709        552,578
  oSeries 2005-A 1A1 4.062% 2/25/35                                                                          154,289        151,782
  oSeries 2005-A 2A1 4.465% 2/25/35                                                                          465,143        457,037
  oSeries 2005-B 2A1 4.399% 3/25/35                                                                          435,508        427,149
  oSeries 2005-E 2A1 4.981% 6/25/35                                                                          266,407        263,633
  oSeries 2005-F 2A3 4.731% 7/25/35                                                                          550,297        542,902
oBear Stearns Adjustable Rate Mortgage Trust
   Series 2005-4 2A3 4.45% 8/25/35                                                                           770,000        747,804

   Series 2005-7 1A2 4.75% 8/25/35                                                                           201,088        196,910
   Series 2005-10 A1 4.75% 10/25/35                                                                          383,988        380,172
Cendant Mortgage Trust
   Series 2003-1 A6 5.50% 2/25/33                                                                             52,326         52,087
   Series 2004-1 A3 5.50% 2/25/34                                                                            867,007        869,122
Chase Mortgage Finance
   Series 2003-S8 A2 5.00% 9/25/18                                                                           954,067        942,148
   Series 2004-S3 2A1 5.25% 3/25/34                                                                          714,325        712,970
Citicorp Mortgage Securities
   Series 2003-3 A4 5.50% 3/25/33                                                                            231,532        231,267
   Series 2004-8 1A1 5.50% 10/25/34                                                                          899,115        898,298
Citigroup Mortgage Loan Trust
   Series 2004-NCM1 1A2 6.50% 7/25/34                                                                      1,497,130      1,530,815
   Series 2004-NCM2 1CB2 6.75% 8/25/34                                                                       311,427        320,672
Countrywide Alternative Loan Trust
   Series 2002-11 A4 6.25% 10/25/32                                                                          912,879        910,247
   Series 2003-21T1 A2 5.25% 12/25/33                                                                      1,219,770      1,216,228
   Series 2004-1T1 A2 5.50% 2/25/34                                                                          651,282        650,690
   Series 2004-14T2 A6 5.50% 8/25/34                                                                       1,246,630      1,245,364
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                        827,032        830,755
   Series 2004-35T2 A1 6.00% 2/25/35                                                                         780,020        782,137
   Series 2004-J1 1A1 6.00% 2/25/34                                                                           43,921         44,024
   Series 2004-J2 7A1 6.00% 12/25/33                                                                          77,272         77,151
  oSeries 2004-J7 1A2 4.673% 8/25/34                                                                         172,576        171,954
  oSeries 2005-43 4A3 5.761% 10/25/35                                                                        796,038        796,791
  oSeries 2005-63 3A1 5.909% 11/25/35                                                                        644,189        647,209
o ##Countrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1
   4.088% 5/25/33                                                                                             22,073         21,830
Credit Suisse First Boston Mortgage Securities
   Series 2003-17 4A1 5.50% 6/25/33                                                                        1,142,237      1,140,281
   Series 2003-29 5A1 7.00% 12/25/33                                                                          27,832         28,441
  oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                       149,916        149,158
   Series 2004-1 3A1 7.00% 2/25/34                                                                            12,660         12,890
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                             828,910        838,955
oFirst Horizon Asset Securities
   Series 2004-AR5 4A1 5.686% 10/25/34                                                                        95,927         96,013
   Series 2004-AR7 1A1 4.464% 2/25/35                                                                      1,261,158      1,263,999
   Series 2005-AR2 2A1 5.137% 6/25/35                                                                      1,084,770      1,078,580
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                              41,649         43,796
   Series 1999-3 A 8.00% 8/19/29                                                                              70,408         74,522
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                         579,574        616,119
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                         286,743        309,442
oGSR Mortgage Loan Trust Series 2005-AR6 4A5 4.554% 9/25/35                                                1,200,000      1,170,862
oIndymac Index Mortgage Loan Trust
   Series 2004-AR4 1A 4.629% 8/25/34                                                                         542,606        541,875
   Series 2005-AR25 1A21 5.908% 12/25/35                                                                     610,106        615,258
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                                         351,480        349,173
   Series 2005-A6 1A2 5.154% 9/25/35                                                                         605,000        601,812
   Series 2005-A8 2A1 4.967% 10/25/35                                                                      1,069,650      1,061,655
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                       537,505        540,025
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                                       8,416          8,368
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                            30,618         31,295
   Series 2003-9 1A1 5.50% 12/25/18                                                                           22,208         22,236
   Series 2004-3 2A1 6.25% 4/25/34                                                                           585,372        591,775
   Series 2004-3 8A1 7.00% 4/25/34                                                                            70,158         70,758
   Series 2004-5 3A1 6.50% 6/25/34                                                                            54,599         55,555
   Series 2004-5 6A1 7.00% 6/25/34                                                                           399,679        405,870
   Series 2005-3 7A1 6.00% 4/25/35                                                                           266,624        268,499

MASTR Asset Securitization Trust
   Series 2003-6 8A1 5.50% 7/25/33                                                                           145,760        143,300
   Series 2003-9 2A7 5.50% 10/25/33                                                                          630,051        623,343
   Series 2003-11 6A12 4.75% 12/25/33                                                                        370,000        366,970
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                           244,003        258,842
   Series 2005-2 1A4 8.00% 5/25/35                                                                           786,952        833,185
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                            494,711        487,538
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.88% 6/25/35                                            621,402        615,108
oMLCC Mortgage Investors Series 2005-1 1A 4.742% 4/25/35                                                     464,361        461,458
Nomura Asset Acceptance
  oSeries 2004-AP2 A2 4.099% 7/25/34                                                                           4,373          4,360
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                        475,000        469,180
#Novastar Net Interest Margin Trust Series 2005-N1 144A 4.777% 10/26/35                                      542,792        541,039
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                           457,733        448,463
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                          66,940         66,836
Residential Accredit Loans
   Series 2002-QS17 CB1 6.00% 11/25/32                                                                     1,209,539      1,214,831
   Series 2004-QS2 CB 5.75% 2/25/34                                                                          189,412        188,169
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                          32,171         32,899
   Series 2004-SL4 A3 6.50% 7/25/32                                                                          143,769        146,998
   Series 2005-SL1 A2 6.00% 5/25/32                                                                          334,631        340,820
Residential Asset Securitization Trust
   Series 2002-A13 A3 5.00% 12/25/17                                                                             835            833
   Series 2003-A11 A1 4.25% 11/25/33                                                                          23,828         23,758
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                          126,101        125,550
   Series 2005-3XS A2 4.63% 1/25/35                                                                          650,000        650,208
   Series 2005-18 1A1 5.727% 9/25/35                                                                       1,024,023      1,025,523
   Series 2005-18 6A1 5.34% 9/25/35                                                                        1,154,263      1,149,201
   Series 2005-18 9A1 5.25% 9/25/35                                                                          963,211        957,974
   Series 2005-21 6A3 5.40% 11/25/35                                                                       1,065,000      1,058,019
Structured Asset Securities
  oSeries 2002-22H 1A 6.983% 11/25/32                                                                         23,257         23,663
   Series 2004-5H A2 4.43% 12/25/33                                                                          555,000        551,842
   Series 2004-12H 1A 6.00% 5/25/34                                                                          216,149        216,081
   Series 2005-6 4A1 5.00% 5/25/35                                                                           725,674        699,821
oThornburg Mortgage Securities Trust Series 2005-3 A1 4.609% 10/25/35                                        608,521        608,579
Washington Mutual
   Series 2002-S8 2A1 4.50% 1/25/18                                                                          138,087        137,260
  oSeries 2003-AR9 1A7 4.053% 9/25/33                                                                        163,750        160,658
  oSeries 2003-AR10 A6 4.066% 10/25/33                                                                       955,000        933,295
  oSeries 2003-AR11 A6 3.985% 10/25/33                                                                     1,410,000      1,369,207
  oSeries 2004-AR4 A6 3.803% 6/25/34                                                                       1,180,000      1,133,775
  oSeries 2004-AR5 A6 3.85% 6/25/34                                                                          555,000        534,494
  oSeries 2004-AR9 A7 4.178% 8/25/34                                                                         456,000        446,629
   Series 2004-CB2 4A 6.50% 8/25/34                                                                          194,370        198,743
   Series 2004-CB3 1A 6.00% 10/25/34                                                                         270,115        270,534
   Series 2004-CB3 4A 6.00% 10/25/19                                                                         146,630        149,287
  oSeries 2005-AR3 A1 4.65% 3/25/35                                                                          360,964        355,414
  oSeries 2005-AR12 1A6 4.843% 10/25/35                                                                    2,075,000      2,041,672
  oSeries 2005-AR14 1A1 5.081% 12/25/35                                                                    1,113,427      1,106,484
  oSeries 2005-AR16 1A3 5.126% 12/25/35                                                                    1,225,000      1,217,344
##Washington Mutual Alternative Mortgage Pass Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                           148,329        148,395
   Series 2005-1 6A2 6.50% 3/25/35                                                                            36,959         37,413
   Series 2005-9 3CB 5.50% 10/25/20                                                                          579,712        580,437
##Washington Mutual MSC Mortgage Pass Through Certificates

   Series 2001-MS15 2A1 6.00% 1/25/17                                                                          2,069          2,061
Wells Fargo Mortgage Backed Securities Trust
  oSeries 2004-DD 2A3 4.521% 1/25/35                                                                         245,000        240,844
  oSeries 2004-I 1A1 3.39% 7/25/34                                                                           274,038        274,091
  oSeries 2004-T A1 3.451% 9/25/34                                                                           370,854        370,650
   Series 2005-12 1A7 5.50% 11/25/35                                                                         689,208        670,254
   Series 2005-17 1A2 5.50% 1/25/36                                                                          545,000        528,650
  oSeries 2005-AR10 2A14 4.11% 6/25/35                                                                     1,365,000      1,326,774
  oSeries 2005-AR10 2A15 4.11% 6/25/35                                                                     2,080,000      2,021,751
  oSeries 2005-AR10 2A17 3.50% 6/25/35                                                                       830,000        798,867
  oSeries 2005-AR12 2A11 4.321% 7/25/35                                                                    1,180,000      1,141,281
  oSeries 2005-AR16 2A1 4.944% 10/25/35                                                                      782,122        777,839
  oSeries 2005-AR16 4A1 4.993% 10/25/35                                                                    1,054,967      1,048,438
  oSeries 2005-AR16 4A2 4.993% 10/25/35                                                                    1,610,000      1,588,372
                                                                                                                       ------------
Total Non-Agency Collateralized Mortgage Obligations (cost $74,180,894)                                                  73,625,637
                                                                                                                       ============

Foreign Agencies - 1.07%
Austria - 0.38%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                         JPY  219,000,000      1,945,051
                                                                                                                       ------------
                                                                                                                          1,945,051
                                                                                                                       ------------
Germany - 0.63%
KFW
   6.00% 2/28/11                                                                                    NZD      167,000        111,039
   6.50% 11/15/11                                                                                   NZD      806,000        552,121
KFW International Finance 1.75% 3/23/10                                                             JPY  179,000,000      1,586,653
Rentenbank 1.375% 4/25/13                                                                           JPY  116,000,000        995,248
                                                                                                                       ------------
                                                                                                                          3,245,061
                                                                                                                       ------------
Mexico - 0.01%
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                             USD       70,000         70,263
                                                                                                                       ------------
                                                                                                                             70,263
                                                                                                                       ------------
Ukraine - 0.05%
Exim of Ukraine 7.75% 9/23/09                                                                       USD      270,000        281,367
                                                                                                                       ------------
                                                                                                                            281,367
                                                                                                                       ------------
Total Foreign Agencies (cost $5,882,308)                                                                                  5,541,742
                                                                                                                       ============

Foreign Municipal Bonds - 0.05%
Canada - 0.05%
Vancouver City 3.85% 10/6/12                                                                        CAD      325,000        272,959
                                                                                                                       ------------
Total Foreign Municipal Bonds (cost $277,490)                                                                               272,959
                                                                                                                       ============

Regional Agency - 0.18%
Australia - 0.18%
Queensland Treasury
   6.00% 8/14/13                                                                                    AUD      522,000        398,403
   6.00% 10/14/15                                                                                   AUD      676,000        520,073
                                                                                                                       ------------
Total Regional Agency (cost $939,666)                                                                                       918,476
                                                                                                                       ============

Regional Authority - 0.87%
Canada - 0.87%
Ontario Province
   1.875% 1/25/10                                                                                   JPY  218,000,000      1,941,066
   4.50% 3/8/15                                                                                     CAD      915,000        801,608
   5.00% 3/8/14                                                                                              176,000        159,539
Quebec Province
   5.00% 12/1/15                                                                                    CAD    1,336,000      1,202,325
   6.75% 11/9/15                                                                                    NZD      590,000        407,303
                                                                                                                       ------------
Total Regional Authority (cost $4,600,555)                                                                                4,511,841
                                                                                                                       ============

Sovereign Agencies - 0.21%
Canada - 0.15%
Canada Housing Trust No 1 3.75% 3/15/10                                                             CAD      940,000        799,519
                                                                                                                       ------------
                                                                                                                            799,519
                                                                                                                       ------------
Japan - 0.06%

Development Bank of Japan 1.70% 9/20/22                                                             JPY   35,000,000        292,117
                                                                                                                       ------------
                                                                                                                            292,117
                                                                                                                       ------------
Total Sovereign Agencies (cost $1,103,302)                                                                                1,091,636
                                                                                                                       ============

Sovereign Debt - 6.04%
Argentina - 0.17%
Republic of Argentina
   *1.33% 12/31/38                                                                                  USD    1,825,000        606,813
  o4.005% 8/3/12                                                                                             343,750        270,875
                                                                                                                       ------------
                                                                                                                            877,688
                                                                                                                       ------------
Austria - 0.34%
Republic of Austria
   5.25% 1/4/11                                                                                     EUR      522,000        679,670
   9.00% 9/15/06                                                                                    ISK   67,000,000      1,062,599
                                                                                                                       ------------
                                                                                                                          1,742,269
                                                                                                                       ------------
Brazil - 0.29%
Federal Republic of Brazil
   12.25% 3/6/30                                                                                    USD      643,000        929,135
   12.50% 1/5/16                                                                                    BRL    1,380,000        593,123
                                                                                                                       ------------
                                                                                                                          1,522,258
                                                                                                                       ------------
Columbia - 0.08%
Republic of Colombia
   10.375% 1/28/33                                                                                  USD      225,000        297,563
   10.50% 7/9/10                                                                                    USD       80,000         94,800
                                                                                                                       ------------
                                                                                                                            392,363
                                                                                                                       ------------
Dominican Republic - 0.05%
Dominican Republic 9.04% 1/23/18                                                                    USD      256,363        270,784
                                                                                                                       ------------
                                                                                                                            270,784
                                                                                                                       ------------
El Salvador - 0.15%
Republic of El Salvador 7.65% 6/15/35                                                               USD      730,000        753,725
                                                                                                                       ------------
                                                                                                                            753,725
                                                                                                                       ------------
France - 0.21%
France Government O.A.T. 3.50% 4/25/15                                                              EUR      910,000      1,094,726
                                                                                                                       ------------
                                                                                                                          1,094,726
                                                                                                                       ------------
Germany - 0.73%
Deutschland Republic
   4.50% 1/4/13                                                                                     EUR      963,000      1,232,748
   4.75% 7/4/08                                                                                     EUR    1,238,000      1,530,077
   6.25% 1/4/24                                                                                     EUR      620,000        999,607
                                                                                                                       ------------
                                                                                                                          3,762,432
                                                                                                                       ------------
Netherlands - 0.30%
Netherlands Government 5.75% 2/15/07                                                                EUR    1,252,000      1,531,190
                                                                                                                       ------------
                                                                                                                          1,531,190
                                                                                                                       ------------
Norway - 0.14%
Norwegian Government 5.00% 5/15/15                                                                  NOK    4,500,000        737,443
                                                                                                                       ------------
                                                                                                                            737,443
                                                                                                                       ------------
Panama - 0.05%
Republic of Panama 8.125% 4/28/34                                                                   USD      210,000        235,200
                                                                                                                       ------------
                                                                                                                            235,200
                                                                                                                       ------------
Peru - 0.11%
Republic of Peru 7.35% 7/21/25                                                                      USD      585,000        579,150
                                                                                                                       ------------
                                                                                                                            579,150
                                                                                                                       ------------
Philippines - 0.06%
Republic of Philippines 10.625% 3/16/25                                                             USD      240,000        306,000
                                                                                                                       ------------
                                                                                                                            306,000
                                                                                                                       ------------
Poland - 0.40%
Poland Government
   ^4.292% 4/12/07                                                                                  PLN    1,436,000        418,174
   5.75% 9/23/22                                                                                    PLN    1,270,000        415,775
   6.00% 5/24/09                                                                                    PLN    2,585,000        824,480
   6.25% 10/24/15                                                                                   PLN    1,271,000        426,221
                                                                                                                       ------------
                                                                                                                          2,084,650
                                                                                                                       ------------

Portugal - 0.13%
Portuguese Government 3.20% 4/15/11                                                                 EUR      558,000        661,820
                                                                                                                       ------------
                                                                                                                            661,820
                                                                                                                       ------------
Russia - 0.08%
Russian Ministry of Finance 3.00% 5/14/08                                                           USD      452,000        429,807
o @ Russian Paris Club Participation Note 1.975% 8/20/20                                            JPY      878,117          7,448
                                                                                                                       ------------
                                                                                                                            437,255
                                                                                                                       ------------
Spain - 0.20%
Spanish Government 5.50% 7/30/17                                                                    EUR      709,000      1,009,312
                                                                                                                       ------------
                                                                                                                          1,009,312
                                                                                                                       ------------
Sweden - 0.79%
Sweden Government
   4.00% 12/1/09                                                                                    SEK    6,330,000        824,553
   5.00% 12/1/20                                                                                    SEK   12,125,000      1,818,383
   8.00% 8/15/07                                                                                    SEK   10,325,000      1,409,814
                                                                                                                       ------------
                                                                                                                          4,052,750
                                                                                                                       ------------
Turkey - 0.15%
Republic of Turkey
   7.25% 3/15/15                                                                                    USD      335,000        354,263
   8.00% 2/14/34                                                                                    USD      390,000        431,437
                                                                                                                       ------------
                                                                                                                            785,700
                                                                                                                       ------------
United Kingdom - 1.46%
U.K. Treasury
   4.75% 6/7/10                                                                                     GBP      961,000      1,692,756
   4.75% 9/7/15                                                                                     GBP      616,000      1,114,698
   6.25% 11/25/10                                                                                   GBP    2,001,000      3,761,300
   8.00% 6/7/21                                                                                     GBP      399,000        990,522
                                                                                                                       ------------
                                                                                                                          7,559,276
                                                                                                                       ------------
Venezuela - 0.15%
Venezuela Government
   7.65% 4/21/25                                                                                    USD      435,000        441,525
   9.375% 1/13/34                                                                                   USD      290,000        344,375
                                                                                                                       ------------
                                                                                                                            785,900
                                                                                                                       ------------
Total Sovereign Debt (cost $31,442,131)                                                                                  31,181,891
                                                                                                                       ============

Supranational Banks - 0.87%
Asia Development Bank 0.50% 10/9/12                                                                 AUD      457,000        240,714
European Investment Bank
   1.40% 6/20/17                                                                                    JPY   24,200,000        202,561
   4.00% 10/15/37                                                                                   EUR      481,000        596,079
   4.375% 7/8/15                                                                                    GBP      344,000        593,995
   5.375% 6/7/21                                                                                             312,000        598,944
^#European Investment Bank 144A 11.546% 9/12/08                                                     BRL    1,850,425        544,439
Inter-American Development Bank 1.90% 7/8/09                                                        JPY  193,000,000      1,713,853
                                                                                                                       ------------
Total Supranational Banks (cost $4,630,189)                                                                               4,490,585
                                                                                                                       ============

U.S. Treasury Obligations - 10.74%
U.S. Treasury Bill 3.715% 3/30/06                                                                   USD      545,000        539,889
U.S. Treasury Bonds
   5.375% 2/15/31                                                                                            650,000        730,336
   6.00% 2/15/26                                                                                           6,097,000      7,191,607
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                            441,596        419,948
   1.875% 7/15/15                                                                                            163,848        161,186
   ~3.00% 7/15/12                                                                                          3,196,090      3,380,366
   3.375% 4/15/32                                                                                            190,771        248,225
U.S. Treasury Notes
   3.00% 12/31/06                                                                                          2,660,000      2,623,321
   3.375% 2/15/08                                                                                          1,193,000      1,168,814
   4.125% 8/15/10                                                                                          2,280,000      2,258,269
   4.375% 12/15/10                                                                                         1,620,000      1,621,772
   4.50% 11/15/15                                                                                          8,490,000      8,562,302
   4.75% 5/15/14                                                                                           1,939,000      1,986,794

   5.00% 8/15/11                                                                                          21,510,000     22,208,237
   5.375% 2/15/31                                                                                            830,000        932,583
^U.S. Treasury Strip 4.199% 11/15/13                                                                       2,065,000      1,458,253
                                                                                                                       ------------
Total U.S. Treasury Obligations (cost $55,371,462)                                                                       55,491,902
                                                                                                                       ============

Convertible Bonds - 0.03%
#Charter Communications 144A 5.875% 11/16/09, exercise price $111.25,
   expiration date 11/16/09                                                                                   65,000         48,669
+Mirant 2.50% 6/15/21, exercise price $67.95, expiration date 6/15/21                                        115,000        123,625
                                                                                                                       ------------
Total Convertible Bonds (cost $156,931)                                                                                     172,294
                                                                                                                       ============

                                                                                                          Number of
                                                                                                           Shares
Common Stock - 0.02%
B&G Foods                                                                                                      3,400         49,368
+Foster Wheeler                                                                                                1,044         38,398
                                                                                                                       ------------
Total Common Stock (cost $73,477)                                                                                            87,766
                                                                                                                       ============

Preferred Stock - 0.08%
Alamosa Delaware 7.50%                                                                                            50         68,569
oAxis Capital 7.50%                                                                                            2,450        254,952
Nexen 7.35%                                                                                                    3,225         83,270
                                                                                                                       ------------
Total Preferred Stock (cost $375,339)                                                                                       406,791
                                                                                                                       ============

Currency Options Purchased - 0.02%
Call JPY 1,490,638,800
   Put USD 12,299,000
   expiration date 1/13/06                                                                                                    3,395
Put EUR 16,354,720
   Call USD 13,887,000
   expiration date 1/13/06                                                                                                  107,971
                                                                                                                       ------------
Total Currency Options Purchased (cost $102,096)                                                                            111,366
                                                                                                                       ============

Warrant - 0.02%
+Argentina GDP Linked Security expiration date 12/15/35                                                    1,835,000         94,044
                                                                                                                       ------------
Total Warrant (cost $84,933)                                                                                                 94,044
                                                                                                                       ============

                                                                                                          Principal
                                                                                                            Amount
Repurchase Agreements - 3.61%
With BNP Paribas 3.30% 1/3/06
(dated 12/30/05, to be repurchased at $11,774,316,
collateralized by $242,000 U.S. Treasury Bills
due 1/26/06, market value $241,048,
$166,000 U.S. Treasury Bills
due 2/23/06, market value $164,776,
$327,000 U.S. Treasury Bills
due 5/4/06, market value $322,450,
$2,178,000 U.S. Treasury Bills
due 6/1/06, market value $2,140,407,
$6,105,000 U.S. Treasury Bills
due 6/29/06, market value $5,978,411,
$2,167,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $2,089,967 and
$1,087,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $1,073,029)                                                               USD   11,770,000     11,770,000

With UBS Warburg 3.40% 1/3/06
(dated 12/30/05, to be repurchased at $6,872,595,
collateralized by $798,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $793,624 and
$6,011,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $6,220,682)                                                                      6,870,000      6,870,000
                                                                                                                       ------------

Total Repurchase Agreements (cost $18,640,000)                                                                           18,640,000
                                                                                                                       ============

Total Market Value of Securities - 100.98%
   (cost $525,012,522)                                                                                                  521,438,393
Liabilities Net of Receivables and Other Assets (See Notes) - (0.98%)                                                    (5,058,090)
                                                                                                                       ============
Net Assets Applicable to 58,754,759 Shares Outstanding - 100.00%                                                       $516,380,303
                                                                                                                       ============

oPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Units
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

+ Non-income producing security for the period ended December 31, 2005.
++ Non-income producing security. Security is currently in default.
o Variable rate securities. The interest rate shown is the rate as of December
31, 2005.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
* Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
[*] Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at December 31, 2005.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals
$51,134,262, which represented 9.90% of the Fund's net assets. See Note 7 in "Notes."
@ Illiquid security. At December 31, 2005, the aggregate amount of illiquid securities equals $303,112, which represented 0.06% of the Fund's net assets.
See Note 7 in "Notes."
(*) Security is currently in default. The issue has missed the maturity date.
Bankruptcy proceedings are in the process to determine distribution of assets.
The date listed is the estimate of when proceedings will be finalized.
= Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2005, the aggregate amount of fair valued securities equals $295,664, which represented 0.06% of the Fund's net assets. See Note 1 in "Notes."
~ Fully or partially pledged as collateral for financial futures contracts.
## Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
### Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes."

Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CPN - Interest Coupon Only
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T - Obligation Assimilable au Tresor (Treasury Security)
PRN - Principal Only
REIT - Real Estate Investment Trust
S.F. - Single Family

SLMA - Student Loan Marketing Association
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                         Unrealized
                                                                       Appreciation
Contracts to Receive (Deliver)     In Exchange For   Settlement Date   (Depreciation)
-------------------------------   ----------------   ---------------   --------------
(2,250,000) Australian Dollars    USD    1,680,548       1/13/06       $   30,798
(2,111,000) Australian Dollars    JPY  187,216,146       1/13/06           42,719
1,582,651 Australian Dollars      NZD   (1,680,000)     1/13//06           14,556
(2,222,000) British Pounds        USD    3,863,749       3/23/06           40,255
(1,148,000) British Pounds        EUR    1,689,403       1/13/06           26,101
828,372 European Monetary Units   USD     (992,000)      1/13/06          (10,617)
818,210 European Monetary Units   USD     (989,804)      1/13/06          (14,397)
116,184,426 Japanese Yen          USD   (1,011,703)      1/13/06          (24,624)
(2,858,420) New Zealand Dollars   USD    1,931,636       3/23/06           (6,881)
593,000 New Zealand Dollars       USD     (404,568)      1/05/06              228
1,283,380 New Zealand Dollars     USD     (874,880)      1/04/06            1,274
7,299,313 Norwegian Krone         GBP     (625,000)      1/13/06            6,945
(3,147,000) Polish Zloty          USD      983,741       1/13/06           14,888
(14,496,000) Swedish Krona        USD    1,810,710       1/13/06          (15,217)
                                                                       ----------
                                                                       $  106,028
                                                                       ==========

Futures Contracts(2)

          Contracts                                Notional         Notional                       Unrealized
        to Buy (Sell)                           Cost (Proceeds)      Value      Expiration Date   Depreciation
        -------------                           ---------------   -----------   ---------------   ------------
26 U.S. Treasury 5 year Notes                      2,767,177       2,764,938        3/31/06        $  (2,239)
(75) U.S. Treasury 10 year Interest Rate Swap     (8,111,719)     (8,009,166)       3/13/06         (102,553)
                                                                                                   ---------
                                                                                                   $(104,792)
                                                                                                   =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)   See Note 3 in "Notes."
(2)   See Note 4 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Fixed Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independence pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated valued are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund ware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fundderstanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                 $526,646,029
                                    ------------
Aggregate unrealized appreciation      2,453,212
Aggregate unrealized depreciation     (7,660,848)
                                    ------------
Net unrealized depreciation         $ (5,207,636)
                                    ------------

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Options Written

During the period ended December 31, 2005, the Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. No options were written during the period ended December 31, 2005.

6. Swap Agreements

During the period ended December 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at December 31, 2005.

7. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Series may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2005

                                                                                                        Number of     Market
                                                                                                        Shares        Value (U.S. $)
Common Stock- 97.78%#
Australia - 6.10%
Amcor                                                                                                      234,104    $   1,282,801
BlueScope Steel                                                                                             13,300           68,001
Coles Myer                                                                                                 183,546        1,374,676
Foster's Group                                                                                             532,455        2,179,450
Macquarie Airports                                                                                          70,000          162,775
National Australia Bank                                                                                    109,340        2,598,686
Promina Group                                                                                               39,700          140,950
Telstra                                                                                                    573,620        1,653,661
Wesfarmers                                                                                                  25,165          682,458
                                                                                                                      -------------
                                                                                                                         10,143,458
                                                                                                                      -------------
Austria - 0.46%
OMV                                                                                                          3,100          181,662
Voestalpine                                                                                                  5,800          584,668
                                                                                                                      -------------
                                                                                                                            766,330
                                                                                                                      -------------
Belgium - 1.64%
Fortis Group                                                                                                68,277        2,173,511
KBC Bankverzekeringsholding                                                                                  6,000          558,659
                                                                                                                      -------------
                                                                                                                          2,732,170
                                                                                                                      -------------
Brazil - 0.88%
Braskem - Preferred Class A                                                                                 13,500          109,695
Gerdau ADR                                                                                                   9,700          161,796
Petroleo Brasiliero ADR                                                                                     12,117          863,579
Unibanco ADR                                                                                                 2,800          177,996
Usinas Siderurgicas de Minas Gerais Preferred                                                                6,300          149,801
                                                                                                                      -------------
                                                                                                                          1,462,867
                                                                                                                      -------------
Canada - 2.10%
Canadian Natural Resources                                                                                  20,200        1,001,011
+Celestica                                                                                                  18,900          200,547
EnCana                                                                                                       7,100          320,887
Metro Class A                                                                                               15,600          409,132
Nexen                                                                                                        7,200          343,114
Royal Bank of Canada                                                                                         2,600          203,023
Teck Cominco Class B                                                                                        10,800          576,241
TELUS                                                                                                       10,800          433,412
                                                                                                                      -------------
                                                                                                                          3,487,367
                                                                                                                      -------------
China - 0.17%
China Petroleum & Chemical                                                                                 280,000          139,035
PetroChina                                                                                                 170,000          139,228
                                                                                                                      -------------
                                                                                                                            278,263
                                                                                                                      -------------
Finland - 1.16%
Sampo Oyj Class A                                                                                           29,900          521,046
UPM-Kymmene                                                                                                 71,800        1,407,607
                                                                                                                      -------------
                                                                                                                          1,928,653
                                                                                                                      -------------
France - 9.06%
Assurances Generales de France                                                                               9,600          951,247
BNP Paribas                                                                                                  4,300          347,939
Cie de Saint-Gobain                                                                                         30,728        1,827,961
Credit Agricole                                                                                             26,490          834,495
+Renault                                                                                                    18,200        1,484,524
Sanofi-Aventis                                                                                              17,098        1,497,869
Societe Generale                                                                                            26,381        3,244,916
Suez                                                                                                        13,860          431,315
+Suez Strip                                                                                                  9,260              110
Thomson                                                                                                      1,967           41,217
Total                                                                                                       17,547        4,408,034
                                                                                                                      -------------
                                                                                                                         15,069,627
                                                                                                                      -------------
Germany - 6.46%
Bayer                                                                                                       49,699        2,072,798
Continental                                                                                                 13,693        1,214,163
E.ON                                                                                                        11,000        1,138,935

+Epcos                                                                                                      13,300          174,772
MAN                                                                                                         13,100          699,120
Muenchener Rueckversicherungs                                                                                7,300          988,398
RWE                                                                                                         54,924        4,056,058
+TUI                                                                                                        19,900          406,151
                                                                                                                      -------------
                                                                                                                         10,750,395
                                                                                                                      -------------
Hong Kong - 1.69%
Hong Kong Electric Holdings                                                                                288,000        1,426,358
Kerry Properties                                                                                            55,500          147,099
Orient Overseas International                                                                               48,000          162,818
Wharf Holdings                                                                                             307,000        1,084,911
                                                                                                                      -------------
                                                                                                                          2,821,186
                                                                                                                      -------------
Hungary - 0.10%
Mol Magyar Olaj-es Gazipari GDR                                                                              1,890          175,203
                                                                                                                      -------------
                                                                                                                            175,203
                                                                                                                      -------------
Israel - 0.11%
+Mizrahi Tefahot Bank                                                                                       32,100          184,822
                                                                                                                      -------------
                                                                                                                            184,822
                                                                                                                      -------------
Italy - 3.71%
+Banca Intesa                                                                                              597,727        3,166,595
Buzzi Unicem                                                                                                19,100          298,924
ENI                                                                                                         46,500        1,289,799
UniCredito Italiano                                                                                        206,990        1,421,262
                                                                                                                      -------------
                                                                                                                          6,176,580
                                                                                                                      -------------
Japan - 20.49%
Canon                                                                                                       67,000        3,921,118
Circle K Sunkus                                                                                             18,700          475,827
Cosmo Oil                                                                                                   28,000          140,119
East Japan Railway                                                                                              86          591,569
Fanuc                                                                                                           99            8,405
Hitachi                                                                                                    211,000        1,422,773
Honda Motor                                                                                                 21,500        1,227,268
Itochu                                                                                                      76,000          634,300
Japan Tobacco                                                                                                   70        1,021,204
JFE Holdings                                                                                                38,100        1,279,694
Kao                                                                                                          3,000           80,407
KDDI                                                                                                           383        2,208,990
Kobe Steel                                                                                                 166,000          537,845
Leopalace21                                                                                                 12,495          453,593
Matsushita Electric Industrial                                                                              33,000          636,768
Millea Holdings                                                                                                 56          964,206
Mitsui & Company                                                                                            39,000          501,145
Mitsubishi UFJ Financial Group                                                                                  46          624,258
Mitsui Chemicals                                                                                            96,000          645,699
Mitsui OSK Lines                                                                                            52,000          453,842
Nintendo                                                                                                     2,700          326,336
Nippon Mining Holdings                                                                                      57,000          405,623
Nissan Motor                                                                                                55,400          561,518
Oki Electric Industry                                                                                      139,000          508,134
ORIX                                                                                                         6,000        1,529,261
Rengo                                                                                                       25,000          151,399
Sanyo Shinpan Finance                                                                                        7,600          545,343
Sumitomo Heavy Industries                                                                                   71,000          596,183
Sumitomo Metal Industries                                                                                  145,000          558,354
Sumitomo Mitsui Financial Group                                                                                128        1,357,082
Takeda Pharmaceutical                                                                                       52,300        2,830,143
Tokyo Electric Power                                                                                        26,700          648,816
Tokyo Gas                                                                                                  118,000          524,444
Toyota Motor                                                                                                95,900        4,978,013
West Japan Railway                                                                                             176          734,453
                                                                                                                      -------------
                                                                                                                         34,084,132
                                                                                                                      -------------
Luxembourg - 0.99%
Arcelor                                                                                                     50,500        1,252,483
SES Global FDR                                                                                              22,500          393,956
                                                                                                                      -------------
                                                                                                                          1,646,439
                                                                                                                      -------------
Netherlands - 4.88%
ABN AMRO Holding                                                                                             8,800          230,131
+European Aeronautic Defence and Space                                                                      19,890          751,142
ING Groep                                                                                                  132,190        4,585,249
+Koninklijke Philips Electronics                                                                            16,920          525,807
+Reed Elsevier                                                                                             129,385        1,807,435
Royal KPN                                                                                                   22,400          224,609
                                                                                                                      -------------

                                                                                                                          8,124,373
                                                                                                                      -------------
New Zealand - 1.04%
Telecom of New Zealand                                                                                     422,794        1,735,243
                                                                                                                      -------------
                                                                                                                          1,735,243
                                                                                                                      -------------
Philippines - 0.09%
Philippine Long Distance Telephone                                                                           4,200          145,333
                                                                                                                      -------------
                                                                                                                            145,333
                                                                                                                      -------------
Republic of Korea - 1.36%
Honam Petrochemical                                                                                          2,900          143,921
Hyundai Mobis                                                                                                1,730          158,663
Hyundai Motor                                                                                                1,000           96,576
Industrial Bank of Korea                                                                                     9,740          169,665
Kookmin Bank                                                                                                 2,700          204,168
POSCO                                                                                                        1,200          240,597
POSCO ADR                                                                                                   14,400          712,943
Samsung Electronics                                                                                            360          232,380
Shinhan Financial Group                                                                                      7,510          305,992
                                                                                                                      -------------
                                                                                                                          2,264,905
                                                                                                                      -------------
Singapore - 1.93%
+Flextronics International                                                                                  45,500          475,020
Jardine Matheson Holdings                                                                                    4,400           75,680
Neptune Orient Lines                                                                                        84,000          169,794
Oversea-Chinese Banking                                                                                    370,800        1,494,577
Singapore Telecommunications                                                                               630,000          989,201
                                                                                                                      -------------
                                                                                                                          3,204,272
                                                                                                                      -------------
South Africa - 0.96%
Sanlam                                                                                                     121,610          291,941
Sasol                                                                                                       25,350          912,975
Standard Bank Group                                                                                         11,200          134,418
Telkom                                                                                                       6,390          136,081
Tiger Brands                                                                                                 5,576          128,219
                                                                                                                      -------------
                                                                                                                          1,603,634
                                                                                                                      -------------
Spain - 5.14%
Banco Santander Central Hispano                                                                            143,518        1,894,427
Iberdrola                                                                                                   84,209        2,301,861
Repsol YPF                                                                                                  31,000          905,373
Telefonica                                                                                                 211,384        3,180,639
Union Fenosa                                                                                                 7,400          275,342
                                                                                                                      -------------
                                                                                                                          8,557,642
                                                                                                                      -------------
Switzerland - 1.32%
+Credit Suisse Group                                                                                        21,500        1,096,063
+Micronas Semiconductor                                                                                      7,900          261,480
Novartis                                                                                                     3,000          157,618
Xstrata                                                                                                     28,800          674,003
                                                                                                                      -------------
                                                                                                                          2,189,164
                                                                                                                      -------------
Taiwan - 0.73%
Chunghwa Telecom ADR                                                                                        25,800          473,431
HON HAI Precision Industry                                                                                  36,000          197,401
Quanta Computer                                                                                            176,000          247,166
Taiwan Semiconductor Manufacturing                                                                         153,000          291,519
                                                                                                                      -------------
                                                                                                                          1,209,517
                                                                                                                      -------------
Thailand - 0.09%
PTT PCL                                                                                                     27,800          153,146
                                                                                                                      -------------
                                                                                                                            153,146
                                                                                                                      -------------
United Kingdom - 25.12%
Aviva                                                                                                      148,071        1,796,344
Barclays                                                                                                   110,400        1,160,755
BG Group                                                                                                   256,028        2,531,092
BHP Billiton                                                                                                28,000          456,769
BOC Group                                                                                                   52,997        1,091,631
Boots Group                                                                                                148,955        1,552,028
BP                                                                                                         250,917        2,674,865
Brambles Industries                                                                                        138,769          997,561
BAE Systems                                                                                                133,300          876,242
British American Tobacco                                                                                    59,200        1,327,384
Compass Group                                                                                               65,712          249,618
Corus Group                                                                                                357,500          362,960
Enterprise Inns                                                                                             30,291          488,148
GKN                                                                                                        181,424          899,120
GlaxoSmithKline                                                                                            163,581        4,135,091
HBOS                                                                                                       238,588        4,074,830

Intercontinental Hotels Group                                                                               36,719          529,815
International Power                                                                                        121,300          499,394
J Sainsbury                                                                                                142,400          774,332
Lloyds TSB Group                                                                                           347,481        2,919,468
Mitchells & Butlers                                                                                         69,500          500,508
Punch Taverns                                                                                               32,300          471,334
Rio Tinto                                                                                                   42,646        1,946,910
Royal & Sun Alliance Insurance                                                                             192,200          417,556
Royal Bank of Scotland Group                                                                                46,300        1,398,262
Royal Dutch Shell                                                                                          105,254        3,212,316
SABMiller                                                                                                   18,800          343,245
Trinity Mirror                                                                                              31,300          309,432
Unilever                                                                                                   202,641        2,010,282
Vodafone Group                                                                                             824,900        1,781,457
                                                                                                                      -------------
                                                                                                                         41,788,749
                                                                                                                      -------------
Total Common Stock (cost $146,773,608)                                                                                  162,683,470
                                                                                                                      -------------

                                                                                                        Principal
                                                                                                        Amount
Repurchase Agreements- 2.38%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $2,500,917,
collateralized by $51,000 U.S. Treasury Bills
due 1/26/06, market value $51,197,
$35,000 U.S. Treasury Bills
due 2/23/06, market value $34,997,
$69,000 U.S. Treasury Bills
due 5/4/06, market value $68,486,
$463,000 U.S. Treasury Bills
due 6/1/06, market value $454,607,
$1,297,000 U.S. Treasury Bills
due 6/29/06, market value $1,269,771,
$460,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $443,894 and
$231,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $227,904)                                                                    $ 2,500,000        2,500,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $1,459,551,
collateralized by $170,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $168,560 and
$1,277,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $1,321,227)                                                                    1,459,000        1,459,000
                                                                                                                      -------------
Total Repurchase Agreements (cost $3,959,000)                                                                             3,959,000
                                                                                                                      -------------
Total Market Value of Securities - 100.16%
   (cost $150,732,608)                                                                                                  166,642,470
Liabilities Net of Receivables and Other Assets (See Notes) - (0.16%)                                                      (272,833)
                                                                                                                      -------------
Net Assets Applicable to 13,558,684 Shares Outstanding - 100.00%                                                      $ 166,369,637
                                                                                                                      -------------

#     Securities have been classified by country of origin.

+     Non-income producing security for the period ended December 31, 2005.

Summary of Abbreviations:

ADR - American Depositary Receipts

FDR - Foreign Depositary Receipts

GDR - Global Depositary Receipts

The following foreign currency exchange contracts, were outstanding at December 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                             Unrealized
Contracts to Receive (Deliver)         In Exchange For    Settlement Date   Appreciation
-----------------------------------    ---------------    ---------------   ------------
(2,515,000) British Pounds              US$ 4,494,858         1/31/06         $ 167,655
   105,000  European Monetary Units     US   (124,309)         1/3/06                10
                                                                              ---------
                                                                              $ 167,665
                                                                              =========

(1)   See Note 3 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum International Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                       $ 150,899,748
                                          -------------
Aggregate unrealized appreciation            17,893,884
Aggregate unrealized depreciation            (2,151,162)
                                          -------------
Net unrealized appreciation               $  15,742,722
                                          -------------

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2005

                                                                                                         Number of    Market
                                                                                                         Shares       Value (U.S. $)
Common Stock - 95.41%
Basic Industry/Capital Goods - 7.16%
BHP Billiton (Australia)                                                                                   154,100    $   2,571,661
Caterpillar                                                                                                118,939        6,871,106
Danaher                                                                                                     76,500        4,267,170
Deere & Company                                                                                             24,600        1,675,506
General Electric                                                                                           454,978       15,946,979
Garmin                                                                                                      16,800        1,114,680
Monsanto                                                                                                    38,500        2,984,905
Tyco International                                                                                          40,650        1,173,159
                                                                                                                      -------------
                                                                                                                         36,605,166
                                                                                                                      -------------
Business Services - 3.46%
Accenture Limited Class A                                                                                  155,600        4,492,172
+Affiliated Computer Services Class A                                                                       18,700        1,106,666
Automatic Data Processing                                                                                   63,000        2,891,070
+Discovery Holding                                                                                          42,470          643,421
First Data                                                                                                  62,600        2,692,426
News Corp Class A                                                                                          119,500        1,858,225
Rogers Communications                                                                                       46,800        1,977,768
Sysco                                                                                                       46,700        1,450,035
Vodafone Group (United Kingdom)                                                                            257,400          555,882
                                                                                                                      -------------
                                                                                                                         17,667,665
                                                                                                                      -------------

Consumer Durables - 3.87%
+Electronic Arts                                                                                            16,700          873,577
Harman International                                                                                        16,000        1,565,600
KB HOME                                                                                                     52,581        3,820,535
Lennar                                                                                                      70,050        4,274,451
MDC Holdings                                                                                                19,809        1,227,762
+Toll Brothers                                                                                              42,702        1,479,197
Toyota Motor ADR                                                                                            62,589        6,548,062
                                                                                                                      -------------
                                                                                                                         19,789,184
                                                                                                                      -------------

Consumer Non-Durables - 13.56%
Best Buy                                                                                                    28,250        1,228,310
CVS                                                                                                         78,012        2,061,077
Home Depot                                                                                                 187,951        7,608,256
Inditex (Spain)                                                                                             26,000          847,992
+Kohl's                                                                                                     70,200        3,411,720
Lowe's                                                                                                     173,849       11,588,774
NIKE                                                                                                        27,200        2,360,688
PepsiCo                                                                                                     32,227        1,903,971
PETsMART                                                                                                    75,600        1,939,896
Procter & Gamble                                                                                           211,914       12,265,583
Reckitt Benckiser (United Kingdom)                                                                          38,700        1,279,289
+Starbucks                                                                                                 124,568        3,738,286
Target                                                                                                     155,726        8,560,258
Wal-Mart de Mexico ADR                                                                                      14,100          782,034
Wal-Mart de Mexico Series V (Mexico)                                                                        74,000          410,647
Wal-Mart Stores                                                                                            131,000        6,130,800
Walgreen                                                                                                    71,095        3,146,665
                                                                                                                      -------------
                                                                                                                         69,264,246
                                                                                                                      -------------

Consumer Services - 6.45%
+Apollo Group Class A                                                                                       34,780        2,102,799
Carnival                                                                                                    52,950        2,831,237
Cendant                                                                                                    110,500        1,906,125
+Comcast Special Class A                                                                                    50,450        1,296,061
Four Seasons Hotels                                                                                         11,815          587,796
International Game Technology                                                                               55,550        1,709,829
+Liberty Media Class A                                                                                     352,400        2,773,388
+MGM MIRAGE                                                                                                166,534        6,106,801
Station Casinos                                                                                             14,692          996,118

Time Warner                                                                                                 82,900        1,445,776
+Univision Communications Class A                                                                           75,150        2,208,659
+Wynn Resorts                                                                                               84,462        4,632,740
Yum Brands                                                                                                  93,148        4,366,778
                                                                                                                      -------------
                                                                                                                         32,964,107
                                                                                                                      -------------
Energy - 3.11%
Baker Hughes                                                                                                40,500        2,461,590
Exxon Mobil                                                                                                 39,200        2,201,864
Halliburton                                                                                                 41,567        2,575,491
Murphy Oil                                                                                                  35,100        1,895,049
Schlumberger                                                                                                37,700        3,662,555
Total (France)                                                                                              12,300        3,089,920
                                                                                                                      -------------
                                                                                                                         15,886,469
                                                                                                                      -------------
Finance - 17.25%
American Express                                                                                            84,000        4,322,640
American International Group                                                                                82,600        5,635,798
+AmeriTrade Holding                                                                                         47,600        1,142,400
Anglo Irish Bank (Ireland)                                                                                 144,800        2,197,718
Chicago Mercantile Exchange                                                                                 15,326        5,632,152
Citigroup                                                                                                  118,900        5,770,217
Countrywide Financial                                                                                      152,477        5,213,189
+E Trade Financial                                                                                          43,700          911,582
Franklin Resources                                                                                          14,800        1,391,348
Genworth Financial                                                                                          30,300        1,047,774
Goldman Sachs Group                                                                                         36,883        4,710,328
Hartford Financial Services                                                                                 28,850        2,477,927
Legg Mason                                                                                                  12,400        1,484,156
Lehman Brothers Holdings                                                                                    66,587        8,534,456
Marsh & McLennan                                                                                            51,900        1,648,344
Merrill Lynch                                                                                               36,050        2,441,667
Northern Trust                                                                                              46,900        2,430,358
Progressive                                                                                                 22,016        2,571,028
Schwab (Charles)                                                                                           125,100        1,835,217
SLM                                                                                                        165,647        9,125,492
St. Joe                                                                                                     26,066        1,752,157
State Street                                                                                                52,060        2,886,206
UBS                                                                                                         64,406        6,128,231
UBS (Switzerland)                                                                                           57,300        5,454,236
UCBH Holdings                                                                                               78,642        1,406,119
                                                                                                                      -------------
                                                                                                                         88,150,740
                                                                                                                      -------------
Health Care - 17.90%
+Amgen                                                                                                     125,450        9,892,987
+Amylin Pharmaceuticals                                                                                     53,701        2,143,744
+Caremark Rx                                                                                                49,800        2,579,142
+Genentech                                                                                                 182,908       16,918,990
+Genzyme                                                                                                    44,627        3,158,699
+Gilead Sciences                                                                                            37,060        1,950,468
+Humana                                                                                                      9,400          510,702
Johnson & Johnson                                                                                           28,400        1,706,840
Medtronic                                                                                                  142,756        8,218,463
Novartis (Switzerland)                                                                                      55,300        2,905,433
Pfizer                                                                                                      85,000        1,982,200
Quest Diagnostics                                                                                           62,068        3,195,261
Roche Holding (Switzerland)                                                                                 10,700        1,606,323
+Sepracor                                                                                                   20,100        1,037,160
+St. Jude Medical                                                                                           15,000          753,000
Stryker                                                                                                     25,400        1,128,522
UnitedHealth Group                                                                                         369,754       22,976,513
+WellPoint                                                                                                  35,700        2,848,503
+Zimmer Holdings                                                                                            88,464        5,966,012
                                                                                                                      -------------
                                                                                                                         91,478,962
                                                                                                                      -------------
Technology - 18.15%
+Amdocs                                                                                                     54,200        1,490,500
America Movil ADR                                                                                          100,043        2,927,258
Analog Devices                                                                                              83,900        3,009,493
+Apple Computer                                                                                            161,046       11,577,596
+Cisco Systems                                                                                              48,800          835,456
+Corning                                                                                                   146,300        2,876,258
+Crown Castle International                                                                                 61,300        1,649,583
+Dell                                                                                                      151,900        4,555,481

+EMC                                                                                                       145,500        1,981,710
General Dynamics                                                                                            47,120        5,374,036
+Google Class A                                                                                             22,357        9,275,025
Intel                                                                                                      133,800        3,339,648
+Juniper Networks                                                                                           65,300        1,456,190
Lockheed Martin                                                                                             35,045        2,229,913
+Marvell Technology Group                                                                                   27,100        1,520,039
Maxim Integrated Products                                                                                   64,650        2,342,916
Microsoft                                                                                                  293,900        7,685,485
Motorola                                                                                                   317,336        7,168,620
Nokia Oyj (Finland)                                                                                        103,500        1,893,065
+Oracle                                                                                                    184,200        2,249,082
QUALCOMM                                                                                                   203,412        8,762,989
Samsung Electronics (Republic of Korea)                                                                      2,300        1,484,652
Sprint                                                                                                      56,423        1,318,041
TELUS                                                                                                       24,300          978,318
TELUS (Canada)                                                                                              10,500          432,117
Xilinx                                                                                                      76,900        1,938,649
+Yahoo                                                                                                      60,500        2,370,390
                                                                                                                      -------------
                                                                                                                         92,722,510
                                                                                                                      -------------

Transportation - 4.50%
Burlington Northern Santa Fe                                                                                90,215        6,389,026
FedEx                                                                                                      111,853       11,564,482
Southwest Airlines                                                                                          69,200        1,136,956
Union Pacific                                                                                               48,356        3,893,142
                                                                                                                      -------------
                                                                                                                         22,983,606
                                                                                                                      -------------
Total Common Stock (cost $431,653,395)                                                                                  487,512,655
                                                                                                                      -------------

                                                                                                        Principal
                                                                                                        Amount
Repurchase Agreements - 4.77%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $15,393,642,
collateralized by $316,000 U.S. Treasury Bills
due 1/26/06, market value $315,160,
$217,000 U.S. Treasury Bills
due 2/23/06, market value $215,438,
$427,000 U.S. Treasury Bills
due 5/4/06, market value $421,589,
$2,847,000 U.S. Treasury Bills
due 6/1/06, market value $2,798,490,
$7,982,000 U.S. Treasury Bills
due 6/29/06, market value $7,816,515,
$2,833,000 U.S. Treasury Notes 2.625%
due 5/15/06, market value $2,732,543 and
$1,421,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $1,402,940)                                                                  $15,388,000       15,388,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $8,986,394,
collateralized by $1,044,000 U.S. Treasury Notes
2.00% due 5/15/08, market value $1,037,630 and
$7,860,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $8,133,274)                                                                    8,983,000        8,983,000
                                                                                                                      -------------
Total Repurchase Agreements (cost $24,371,000)                                                                           24,371,000
                                                                                                                      -------------

Total Market Value of Securities - 100.18%
   (cost $456,024,395)                                                                                                  511,883,655

Liabilities Net of Receivables and Other Assets (See notes) - (0.18%)                                                      (924,816)
                                                                                                                      -------------
Net Assets Applicable to 45,797,596 Shares Outstanding - 100.00%                                                      $ 510,958,839
                                                                                                                      -------------

+     Non-income producing security for the period ended December 31, 2005.

Summary of Abbreviations:

ADR - American Depositary Receipts

The following foreign currency exchange contracts were outstanding at December 31, 2005:

Foreign Currency Exchange Contracts(1)

                                                                  Unrealized
Contracts to Receive      In Exchange For     Settlement Date    Depreciation
---------------------     ---------------     ---------------    ------------
98,345 British Pounds      US$(169,583)           1/04/06           $(354)
                                                                    -----
                                                                    $(354)
                                                                    =====

(1)   See Note 3 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $ 456,779,243
                                       -------------
Aggregate unrealized appreciation         62,415,448
Aggregate unrealized depreciation         (7,311,036)
                                       -------------
Net unrealized appreciation            $  55,104,412
                                       =============

For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $240,163 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $240,163 expires in 2013.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2005

                                                                                                         Number of    Market
                                                                                                         Shares       Value (U.S. $)
Common Stock- 97.06%
Consumer Discretionary - 9.85%
CBS Class B                                                                                                 87,680    $   2,858,368
Clear Channel Communications                                                                               163,890        5,154,341
+Comcast Class A                                                                                           100,200        2,601,192
Disney (Walt)                                                                                               42,230        1,012,253
Federated Department Stores                                                                                 41,430        2,748,052
Gap                                                                                                        137,000        2,416,680
General Motors                                                                                             125,200        2,431,384
Hasbro                                                                                                      46,600          940,388
Johnson Controls                                                                                             1,870          136,342
Lowe's                                                                                                      19,050        1,269,873
Mattel                                                                                                      95,300        1,507,646
McDonald's                                                                                                  44,900        1,514,028
Reader's Digest Association Class A                                                                         40,300          613,366
Reed Elsevier (United Kingdom)                                                                             160,710        1,508,579
Regal Entertainment Group Class A                                                                          248,500        4,726,470
+Sears Holdings                                                                                             32,300        3,731,619
Sherwin-Williams                                                                                            16,770          761,693
Sony ADR                                                                                                    54,700        2,231,760
Time Warner                                                                                                230,960        4,027,942
TJX                                                                                                         40,720          945,926
Tribune                                                                                                    111,840        3,384,278
                                                                                                                      -------------
                                                                                                                         46,522,180
                                                                                                                      -------------
Consumer Staples - 7.86%
Altria Group                                                                                               109,350        8,170,632
Archer-Daniels-Midland                                                                                      63,190        1,558,265
Coca-Cola                                                                                                   13,620          549,022
Diageo (United Kingdom)                                                                                    115,626        1,677,311
Flowers Foods                                                                                               31,100          857,116
Heinz (H.J.)                                                                                                49,050        1,653,966
Kellogg                                                                                                     76,500        3,306,330
Kimberly-Clark                                                                                              76,280        4,550,102
Kraft Foods Class A                                                                                         52,550        1,478,757
Nestle (Switzerland)                                                                                         4,722        1,412,019
PepsiCo                                                                                                     19,860        1,173,329
Sara Lee                                                                                                   367,910        6,953,499
Unilever                                                                                                    54,760        3,759,274
                                                                                                                      -------------
                                                                                                                         37,099,622
                                                                                                                      -------------
Energy - 8.72%
Amerada Hess                                                                                                15,040        1,907,373
BP ADR                                                                                                      48,330        3,103,753
Chevron                                                                                                     85,512        4,854,516
ConocoPhillips                                                                                             226,740       13,191,733
Devon Energy                                                                                                29,300        1,832,422
EOG Resources                                                                                               27,040        1,983,925
Exxon Mobil                                                                                                 74,020        4,157,703
Noble                                                                                                       20,370        1,436,900
Royal Dutch Shell ADR                                                                                       52,380        3,220,846
Total ADR                                                                                                   43,300        5,473,120
                                                                                                                      -------------
                                                                                                                         41,162,291
                                                                                                                      -------------
oFinancials - 25.10%
AFLAC                                                                                                        4,900          227,458
Allstate                                                                                                   164,840        8,912,899
American Express                                                                                            42,600        2,192,196
American International Group                                                                                64,700        4,414,481
Ameriprise Financial                                                                                         5,404          221,564
Bank of America                                                                                            290,726       13,417,004
Chubb                                                                                                       69,750        6,811,088
Cigna                                                                                                        8,780          980,726

Citigroup                                                                                                  263,810       12,802,698
Fannie Mae                                                                                                 129,200        6,306,252
Franklin Resources                                                                                          12,920        1,214,609
Freddie Mac                                                                                                 18,650        1,218,778
Goldman Sachs Group                                                                                         54,670        6,981,906
Hartford Financial Services                                                                                 30,750        2,641,118
JPMorgan Chase                                                                                             179,607        7,128,602
Lehman Brothers Holdings                                                                                    13,990        1,793,098
MBNA                                                                                                        47,170        1,281,137
Mellon Financial                                                                                            66,580        2,280,365
Merrill Lynch                                                                                              116,660        7,901,382
MetLife                                                                                                    127,340        6,239,660
PNC Financial Services Group                                                                                51,850        3,205,886
SAFECO                                                                                                      30,700        1,734,550
Schwab (Charles)                                                                                           165,930        2,434,193
St. Paul Travelers                                                                                         154,013        6,879,761
SunTrust Banks                                                                                              70,080        5,099,021
UBS (Switzerland)                                                                                           23,495        2,236,427
Wells Fargo                                                                                                 30,610        1,923,226
                                                                                                                      -------------
                                                                                                                        118,480,085
                                                                                                                      -------------
Health Care - 8.59%
Abbott Laboratories                                                                                         58,680        2,313,752
Baxter International                                                                                        12,030          452,930
HCA                                                                                                        129,600        6,544,800
Johnson & Johnson                                                                                          107,740        6,475,174
Lilly (Eli)                                                                                                  8,340          471,961
Merck                                                                                                      109,430        3,480,968
Schering-Plough                                                                                            186,600        3,890,610
+Tenet Healthcare                                                                                          256,900        1,967,854
+Watson Pharmaceuticals                                                                                    131,500        4,275,065
Wyeth                                                                                                      231,670       10,673,037
                                                                                                                      -------------
                                                                                                                         40,546,151
                                                                                                                      -------------
Industrials - 11.21%
Boeing                                                                                                      37,100        2,605,904
Burlington Northern Santa Fe                                                                                42,660        3,021,181
CNF                                                                                                         67,220        3,756,926
Cooper Industries                                                                                           26,330        1,922,090
CSX                                                                                                         98,900        5,021,153
Deere & Co.                                                                                                 67,505        4,597,766
Emerson Electric                                                                                             2,990          223,353
Finning International (Canada)                                                                               8,100          258,682
Grainger (W.W.)                                                                                             18,680        1,328,148
Honeywell International                                                                                     51,500        1,918,375
Illinois Tool Works                                                                                         22,470        1,977,135
Lockheed Martin                                                                                            104,890        6,674,150
Masco                                                                                                      162,600        4,908,894
+Nalco Holding                                                                                              29,640          524,924
Norfolk Southern                                                                                            16,120          722,660
Northrop Grumman                                                                                            88,170        5,299,899
Tyco International                                                                                          20,850          601,731
United Technologies                                                                                         57,030        3,188,547
Waste Management                                                                                           143,900        4,367,365
                                                                                                                      -------------
                                                                                                                         52,918,883
                                                                                                                      -------------
Information Technology - 5.32%
Accenture Limited Class A                                                                                  132,270        3,818,635
+Advanced Micro Devices                                                                                    105,800        3,237,480
Analog Devices                                                                                              28,600        1,025,882
+Cisco Systems                                                                                              64,300        1,100,816
Electronic Data Systems                                                                                    151,100        3,632,444
Hewlett-Packard                                                                                            201,520        5,769,517
International Business Machines                                                                             24,900        2,046,780
+Lucent Technologies                                                                                       860,800        2,289,728
+Oracle                                                                                                    114,270        1,395,237
+Symantec                                                                                                   45,520          796,600
                                                                                                                      -------------
                                                                                                                         25,113,119
                                                                                                                      -------------
Materials - 8.04%
Air Liquide (France)                                                                                         1,240          238,546
Air Products & Chemicals                                                                                    86,460        5,117,567
Bowater                                                                                                      8,530          262,042
Dow Chemical                                                                                                49,050        2,149,371

duPont (E.I.) deNemours                                                                                    184,680        7,848,899
International Paper                                                                                         70,880        2,382,277
MeadWestvaco                                                                                               146,300        4,100,789
Packaging Corp America                                                                                     278,900        6,400,755
PPG Industries                                                                                              54,220        3,139,338
Praxair                                                                                                     15,790          836,238
+Smurfit-Stone Container                                                                                    51,850          734,715
+Syngenta (Switzerland)                                                                                     19,010        2,364,950
United States Steel                                                                                         49,200        2,365,044
                                                                                                                      -------------
                                                                                                                         37,940,531
                                                                                                                      -------------
Real Estate - 0.73%
Crescent Real Estate                                                                                       174,400        3,456,608
                                                                                                                      -------------
                                                                                                                          3,456,608
                                                                                                                      -------------
Telecommunication Services - 7.67%
ALLTEL                                                                                                     103,900        6,556,090
AT&T                                                                                                       188,500        4,616,365
Nokia ADR                                                                                                  407,200        7,451,760
+Qwest Communications International                                                                        664,900        3,756,685
Sprint                                                                                                     226,160        5,283,098
Verizon Communications                                                                                     184,360        5,552,923
Vodafone Group (United Kingdom)                                                                          1,384,000        2,988,892
                                                                                                                      -------------
                                                                                                                         36,205,813
                                                                                                                      -------------
Utilities - 3.97%
+Allegheny Energy                                                                                           11,120          351,948
American Electric Power                                                                                    141,430        5,245,639
Dominion Resources                                                                                          81,120        6,262,465
Entergy                                                                                                     13,340          915,791
Exelon                                                                                                      16,610          882,655
FPL Group                                                                                                   37,190        1,545,616
PPL                                                                                                         43,320        1,273,608
Public Service Enterprise Group                                                                             17,970        1,167,511
TXU                                                                                                         22,280        1,118,233
                                                                                                                      -------------
                                                                                                                         18,763,466
                                                                                                                      -------------
Total Common Stock (cost $440,754,479)                                                                                  458,208,749
                                                                                                                      -------------

                                                                                                        Principal
                                                                                                        Amount
Repurchase Agreements- 4.15%
With BNP Paribas 3.30% 1/3/06
(dated 12/30/05, to be repurchased at $12,378,537,
collateralized by $254,000 U.S. Treasury Bills
due 1/26/06, market value $253,424,
$174,000 U.S. Treasury Bills
due 2/23/06, market value $173,236,
$344,000 U.S. Treasury Bills
due 5/4/06, market value $339,005,
$2,289,000 U.S. Treasury Bills
due 6/1/06, market value $2,250,298,
$6,419,000 U.S. Treasury Bills
due 6/29/06, market value $6,285,350,
$2,278,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $2,197,269 and
$1,143,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $1,128,120)                                                                   $12,374,000      12,374,000

With UBS Warburg 3.40% 1/3/06
(dated 12/30/05, to be repurchased at $7,225,729,
collateralized by $839,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $834,370 and
$6,320,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $6,540,059)                                                                    7,223,000        7,223,000
                                                                                                                      -------------
Total Repurchase Agreements (cost $19,597,000)                                                                           19,597,000
                                                                                                                      -------------

Total Market Value of Securities - 101.21%
   (cost $460,351,479)                                                                                                  477,805,749

Liabilities Net of Receivables and Other Assets (See Notes) - (1.21%)                                                    (5,732,592)
                                                                                                                      -------------
Net Assets Applicable to 43,550,785 Shares Outstanding - 100.00%                                                      $ 472,073,157
                                                                                                                      -------------

+     Non-income producing security for the period ended December 31, 2005.

o Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Summary of Abbreviations:

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. For foreign equity securities, these changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $461,255,941
                                            ------------
Aggregate unrealized appreciation             30,601,645
Aggregate unrealized depreciation            (14,051,837)
                                            ------------
Net unrealized appreciation                 $ 16,549,808
                                            ------------

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Small Cap Growth Fund

December 31, 2005

                                                                                                         Number of    Market
                                                                                                         Shares       Value
Common Stock - 94.77%
Basic Industry/Capital Goods - 15.61%
+A.S.V.                                                                                                      31,482   $     786,420
Bucyrus International Class A                                                                                 9,600         505,920
+Ceradyne                                                                                                    30,091       1,317,986
Donaldson                                                                                                    29,000         922,200
Florida Rock Industries                                                                                       7,500         367,950
+Genlyte Group                                                                                               22,000       1,178,540
+iRobot                                                                                                      16,900         563,277
Kaydon                                                                                                       10,000         321,400
+Mettler-Toledo International                                                                                20,000       1,104,000
Mine Safety Appliances                                                                                        8,000         289,680
+Newpark Resources                                                                                           37,000         282,310
Nordson                                                                                                      31,000       1,255,810
+NuCo2                                                                                                        5,700         158,916
Pentair                                                                                                      33,400       1,152,968
+Pride International                                                                                         32,000         984,000
+Quanta Services                                                                                             50,000         658,500
+Rogers                                                                                                       4,700         184,146
Scotts Miracle-Gro                                                                                           26,800       1,212,432
Spartech                                                                                                     47,000       1,031,650
+TurboChef Technologies                                                                                      31,732         455,672
+Waste Connections                                                                                           27,300         940,758
                                                                                                                      -------------
                                                                                                                         15,674,535
                                                                                                                      -------------

Business Services - 10.46%
+AnswerThink                                                                                                 42,800         181,900
+aQuantive                                                                                                   36,570         923,027
CDW                                                                                                           5,500         316,635
+Ceridian                                                                                                    50,000       1,242,500
Chicago Bridge & Iron                                                                                        13,000         327,730
+Concur Technologies                                                                                         29,500         380,255
+CRA International                                                                                            8,288         395,255
+Essex                                                                                                       14,300         243,815
+Gemstar-TV Guide International                                                                             240,000         626,400
+iVillage                                                                                                    21,300         170,826
+LECG                                                                                                        23,077         401,078
+Navigant Consulting                                                                                         29,500         648,410
+Pegasus Solutions                                                                                           47,000         421,590
+SkillSoft ADR                                                                                               75,000         412,500
+SSA Global Technologies                                                                                     90,000       1,637,100
+Stamps.com                                                                                                  17,012         390,596
Talx                                                                                                          9,288         424,554
+ValueClick                                                                                                  54,315         983,645
+WebSideStory                                                                                                20,900         378,917
                                                                                                                      -------------
                                                                                                                         10,506,733
                                                                                                                      -------------

Consumer Durables - 1.13%
Charles & Colvard                                                                                            12,256         247,571
+Desarrolladora Homex ADR                                                                                    12,458         382,211
Polaris Industries                                                                                           10,000         502,000
                                                                                                                      -------------
                                                                                                                          1,131,782
                                                                                                                      -------------

Consumer Non-Durables - 4.96%
Abercrombie & Fitch Class A                                                                                  22,200       1,446,996

+Carter's                                                                                                    10,000         588,500
+Central European District                                                                                   15,700         630,198
Christopher & Banks                                                                                           7,950         149,301
+Parlux Fragrances                                                                                            9,498         289,974
+PETCO Animal Supplies                                                                                       21,300         467,535
+Restoration Hardware                                                                                        52,500         316,050
+Sports Authority                                                                                            12,000         373,560
+USANA Health Sciences                                                                                        7,817         299,860
+Volcom                                                                                                      12,200         414,922
                                                                                                                      -------------
                                                                                                                          4,976,896
                                                                                                                      -------------

Consumer Services - 7.06%
Central Parking                                                                                              45,000         617,400
Ctrip.Com International ADR                                                                                   5,017         289,732
+Entravision Communications                                                                                 120,000         854,400
+Focus Media Holding ADR                                                                                     34,800       1,175,196
+HealthExtras                                                                                                18,900         474,390
International Speedway Class A                                                                               15,500         742,450
+ITT Educational Services                                                                                    10,000         591,100
+Kerzner International                                                                                        3,100         213,125
+Lions Gate Entertainment                                                                                    85,000         652,800
+Salem Communications Class A                                                                                45,000         787,050
+Sonic                                                                                                        9,000         265,500
+Spanish Broadcasting Systems Class A                                                                        36,400         186,004
Speedway Motorsports                                                                                          6,800         235,756
                                                                                                                      -------------
                                                                                                                          7,084,903
                                                                                                                      -------------

Energy - 6.32%
+ATP Oil & Gas                                                                                               16,389         606,557
+Bronco Drilling                                                                                             24,300         559,143
+Carrizo Oil & Gas                                                                                           35,750         883,383
+Dril-Quip                                                                                                    8,900         420,080
+FMC Technologies                                                                                            21,000         901,319
Lufkin Industries                                                                                             8,500         423,895
+PetroHawk Energy                                                                                            14,300         189,046
+Pioneer Drilling                                                                                            19,100         342,463
+Quicksilver Resources                                                                                       11,400         478,914
+Veritas DGC                                                                                                 11,153         395,820
Western Gas Resources                                                                                        17,800         838,202
+Whiting Petroleum                                                                                            7,741         309,640
                                                                                                                      -------------
                                                                                                                          6,348,462
                                                                                                                      -------------

Financials - 3.76%
+AmeriCredit                                                                                                 29,500         756,085
+Euronet Worldwide                                                                                           29,457         818,905
HCC Insurance Holdings                                                                                       28,050         832,523
+Markel                                                                                                         500         158,525
Mercantile Bank                                                                                               4,063         156,426
TCF Financial                                                                                                 8,400         227,976
+TradeStation Group                                                                                          36,700         454,346
+United America Indemnity                                                                                     7,000         128,520
+World Acceptance                                                                                             8,500         242,250
                                                                                                                      -------------
                                                                                                                          3,775,556
                                                                                                                      -------------

Health Care - 18.09%
+Adams Respiratory Therapeutics                                                                              17,400         707,484
+Adeza Biomedical                                                                                            26,055         548,458
+American Science & Engineering                                                                               6,966         434,469
+Anika Therapeutics                                                                                           5,310          62,074
Arrow International                                                                                          20,000         579,800
+Arthrocare                                                                                                  15,685         660,966
+Aspect Medical Systems                                                                                      12,410         426,284
+Aspreva Pharmaceuticals                                                                                     17,900         281,388
+Centene                                                                                                      7,796         204,957
+Charles River Laboratories International                                                                    21,500         910,954
+Coventry Health Care                                                                                         6,742         384,024

+Edwards Lifesciences                                                                                         6,000         249,660
+Exelixis                                                                                                    47,000         442,740
+First Horizon Pharmaceutical                                                                                17,545         302,651
+Healthways                                                                                                   8,372         378,833
+ICU Medical                                                                                                 12,500         490,125
+IntraLase                                                                                                   13,315         237,406
+Kos Pharmaceuticals                                                                                         19,511       1,009,303
+Kyphon                                                                                                      17,319         707,135
+La Jolla Pharmaceutical                                                                                     25,000          92,500
+Laserscope                                                                                                   6,891         154,772
LCA-Vision                                                                                                   15,301         726,951
+LHC Group                                                                                                   11,378         198,319
+LifeCell                                                                                                    42,111         803,057
+Ligand Pharmaceuticals Class B                                                                              30,000         334,500
+Lincare Holdings                                                                                            16,000         670,560
+Merge Technologies                                                                                          18,988         475,460
+Momenta Pharmaceuticals                                                                                     10,000         220,400
NDCHealth                                                                                                     6,300         121,149
+Neurocrine Biosciences                                                                                      14,500         909,585
+Palomar Medical Technologies                                                                                11,200         392,448
+Par Pharmaceuticals                                                                                         18,500         579,790
+PRA International                                                                                            9,300         261,795
+Prestige Brands Holdings                                                                                    25,000         312,500
+Quidel                                                                                                      15,100         162,476
+Salix Pharmaceuticals                                                                                       22,768         400,261
+Serologicals                                                                                                33,000         651,420
+Syneron Medical                                                                                             13,718         435,547
+United Therapeutics                                                                                         10,521         727,212
+Ventiv Health                                                                                               17,669         417,342
+VNUS Medical Technologies                                                                                   10,777          90,311
                                                                                                                      -------------
                                                                                                                         18,157,066
                                                                                                                      -------------

Real Estate - 1.47%
DiamondRock Hospitality                                                                                      18,900         226,044
Kite Realty Group Trust                                                                                      40,000         618,800
Mills                                                                                                        15,000         629,100
                                                                                                                      -------------
                                                                                                                          1,473,944
                                                                                                                      -------------

Technology - 24.20%
ALLTEL                                                                                                        4,422         279,028
+American Tower Class A                                                                                      44,400       1,203,240
Amphenol Class A                                                                                             10,000         442,600
+Andrew                                                                                                      18,200         195,286
+AudioCodes                                                                                                  37,561         416,927
+Aviall                                                                                                      17,000         489,600
+Avid Technology                                                                                              7,800         427,128
+Blue Coat Systems                                                                                           11,476         524,683
+CNET Networks                                                                                               40,000         587,600
+Comtech Telecommunications                                                                                   9,239         282,159
+Crown Castle International                                                                                  18,400         495,144
CTS                                                                                                          37,000         409,220
+Dobson Communications Class A                                                                               92,000         690,000
+Entegris                                                                                                    70,000         659,400
+ESCO Technologies                                                                                           21,200         943,188
+Glenayre Technologies                                                                                       86,823         282,175
+Ikanos Communications                                                                                       13,500         198,990
+#Indus International                                                                                        80,000         251,200
+Integrated Device Technology                                                                                37,740         497,413
+Intermagnetics General                                                                                      28,000         893,200
+Intermec                                                                                                    14,000         473,200
+Ixia                                                                                                        22,167         327,628
+IXYS                                                                                                        20,000         233,800
+Jamdat Mobile                                                                                               19,410         515,918
+Jupitermedia                                                                                                20,657         305,310

+M-Systems Flash Disk Pioneers                                                                               11,975         396,612
+Nice Systems                                                                                                22,000       1,059,520
+Novell                                                                                                     140,400       1,239,731
+Online Resources                                                                                            42,210         466,421
+Openwave Systems                                                                                            30,104         525,917
+Orckit Communications                                                                                       19,028         463,903
+Parametric Technology                                                                                       75,000         457,500
+PDF Solutions                                                                                               24,057         390,926
+Rackable Systems                                                                                            16,200         461,376
+Retalix                                                                                                      7,600         185,896
+RightNow Technologies                                                                                       24,434         451,052
+SafeNet                                                                                                     11,303         364,183
+Saifun Semiconductors                                                                                       13,900         437,433
+SeaChange International                                                                                      9,300          73,470
+Silicon Motion Technology ADR                                                                               28,200         338,400
+Supertex                                                                                                     5,000         221,250
Symbol Technologies                                                                                          50,000         641,000
+Symmetricom                                                                                                 25,000         211,750
+Tellabs                                                                                                    115,000       1,253,499
+Tessera Technologies                                                                                        11,163         288,564
+Time Warner Telecom Class A                                                                                104,000       1,024,400
+Trident Microsystems                                                                                        43,100         775,800
+Vasco Data Security International                                                                           34,600         341,156
+Zoran                                                                                                       12,500         202,625
                                                                                                                      -------------
                                                                                                                         24,296,421
                                                                                                                      -------------

Transportation - 1.11%
Heartland Express                                                                                            55,000       1,115,950
                                                                                                                      -------------
                                                                                                                          1,115,950
                                                                                                                      -------------

Utilities - 0.60%
Northeast Utilities                                                                                          27,000         531,630
ONEOK                                                                                                         2,750          73,233
                                                                                                                      -------------
                                                                                                                            604,863
                                                                                                                      -------------
Total Common Stock (cost $80,764,317)                                                                                    95,147,111
                                                                                                                      -------------

                                                                                                         Principal
                                                                                                         Amount
Repurchase Agreements - 5.35%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $3,391,243,
collateralized by $70,000 U.S. Treasury Bills
due 1/26/06, market value $69,431,
$48,000 U.S. Treasury Bills
due 2/23/06, market value $47,461,
$94,000 U.S. Treasury Bills
due 5/4/06, market value $92,877,
$627,000 U.S. Treasury Bills
due 6/1/06, market value $616,515,
$1,758,000 U.S. Treasury Bills
due 6/29/06, market value $1,722,000,
$624,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $601,987, and
$313,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $309,072)                                                                     $ 3,390,000       3,390,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $1,979,748,
collateralized by $230,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $228,593, and
$1,732,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $1,791,783)                                                                     1,979,000       1,979,000
                                                                                                                      -------------
Total Repurchase Agreements (cost $5,369,000)                                                                             5,369,000
                                                                                                                      -------------

Total Market Value of Securities - 100.12%
   (cost $86,133,317)                                                                                                   100,516,111
Liabilities Net of Receivables and Other Assets (See Notes) - (0.12%)                                                      (116,716)
                                                                                                                      -------------
Net Assets Applicable to 7,695,768 Shares Outstanding - 100.00%                                                       $ 100,399,395
                                                                                                                      -------------

+Non-income producing security for the period ended December 31, 2005.

#Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2005, the aggregate amount of the restricted security equals $251,200 or 0.25% of the Fund's net assets. See Note 3 in "Notes."

Summary Abbreviation

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Small Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $ 86,151,423
                                                                   ------------
Aggregate unrealized appreciation                                    17,463,778
Aggregate unrealized depreciation                                    (3,099,090)
                                                                   ------------
Net unrealized appreciation                                        $ 14,364,688
                                                                   ------------

For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $638,746 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $638,746 expires in 2013.

3. Credit and Market Risks

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Small Cap Value Fund

December 31, 2005

                                                                                                         Number of        Market
                                                                                                         Shares           Value
Common Stock - 89.43%
Basic Industry - 19.48%
Agrium                                                                                                       42,500   $     934,575
+Aleris International                                                                                        29,000         934,960
Algoma Steel                                                                                                 10,100         204,222
AMETEK                                                                                                        7,000         297,780
Ashland                                                                                                      10,000         579,000
Cabot                                                                                                         7,500         268,500
Cambrex                                                                                                      42,000         788,340
CF Industries Holdings                                                                                       90,400       1,378,600
Chemtura                                                                                                     48,000         609,600
Crane                                                                                                        19,500         687,765
Cytec Industries                                                                                             25,000       1,190,750
ElkCorp                                                                                                      21,000         706,860
Engelhard                                                                                                    53,000       1,597,950
Federal Signal                                                                                               34,000         510,340
+FMC                                                                                                         17,000         903,890
+GrafTech International                                                                                      30,000         186,600
+Hercules                                                                                                   110,000       1,243,000
Longview Fibre                                                                                               91,200       1,897,872
Lubrizol                                                                                                     12,200         529,846
+Material Sciences                                                                                           27,000         380,700
Novelis                                                                                                      20,000         417,800
+Pioneer Companies                                                                                           38,200       1,144,854
Sonoco Products                                                                                              23,000         676,200
St. Joe                                                                                                       6,300         423,486
+Tronox Class A                                                                                              10,800         141,156
                                                                                                                      -------------
                                                                                                                         18,634,646
                                                                                                                      -------------
Business Services - 10.38%
Bowne & Company                                                                                              86,900       1,289,596
Donnelley (R.R.) & Sons                                                                                      10,000         342,100
IKON Office Solutions                                                                                        48,400         503,844
Kelly Services                                                                                               63,600       1,667,592
+PHH                                                                                                         62,600       1,754,052
+ProQuest                                                                                                    43,000       1,200,130
+R.H. Donnelley                                                                                               7,800         480,636
+Spherion                                                                                                   131,700       1,318,317
+Valassis Communications                                                                                     47,100       1,369,197
                                                                                                                      -------------
                                                                                                                          9,925,464
                                                                                                                      -------------

Capital Spending - 7.36%
Acuity Brands                                                                                                37,000       1,176,600
Commercial Metals                                                                                            20,000         750,800
+Flowserve                                                                                                   65,000       2,571,400
Kennametal                                                                                                   33,000       1,684,320
+NaviStar International                                                                                      30,000         858,600
                                                                                                                      -------------
                                                                                                                          7,041,720
                                                                                                                      -------------

Conglomerates - 1.84%
Honeywell International                                                                                      24,000         894,000
SPX                                                                                                          19,000         869,630
                                                                                                                      -------------
                                                                                                                          1,763,630
                                                                                                                      -------------
Consumer Cyclical - 9.73%
Beazer Homes USA                                                                                             16,800       1,223,712

+Comstock Homebuilding Class A                                                                               14,500         204,595
Furniture Brands International                                                                              115,900       2,588,047
Lear                                                                                                         16,700         475,282
Newell Rubbermaid                                                                                            39,000         927,420
Standard Motor Products                                                                                      75,000         692,250
Stanley Works                                                                                                16,500         792,660
+WCI Communities                                                                                             89,400       2,400,390
                                                                                                                      -------------
                                                                                                                          9,304,356
                                                                                                                      -------------

Consumer Services - 10.87%
+BJ's Wholesale Club                                                                                         18,100         535,036
Callaway Golf                                                                                                38,600         534,224
Delta Apparel                                                                                                30,000         466,500
+Eddie Bauer Holdings                                                                                        28,400         426,000
Finish Line Class A                                                                                          30,000         522,600
Foot Locker                                                                                                  85,000       2,005,150
Gray Television Class B                                                                                      24,400         239,608
+Group 1 Automotive                                                                                           8,400         264,012
Jones Apparel Group                                                                                          47,000       1,443,840
+Magna Entertainment Class A                                                                                 65,800         469,812
+Pathmark Stores                                                                                             55,200         551,448
Reader's Digest Association Class A                                                                          10,000         152,200
+Sunterra                                                                                                    42,800         608,616
+Tommy Hilfiger                                                                                              12,200         198,128
+Warnaco Group Class A                                                                                       74,100       1,979,952
                                                                                                                      -------------
                                                                                                                         10,397,126
                                                                                                                      -------------

Energy - 3.05%
+Forest Oil                                                                                                   6,000         273,420
Foundation Coal Holdings                                                                                     39,900       1,516,200
+Giant Industries                                                                                             6,400         332,544
+Southern Union                                                                                              33,654         795,244
                                                                                                                      -------------
                                                                                                                          2,917,408
                                                                                                                      -------------

Financial Services - 3.28%
+AmeriCredit                                                                                                 12,200         312,686
+Conseco                                                                                                     21,100         488,887
Hanover Insurance Group                                                                                      20,400         852,108
+KMG America                                                                                                 43,000         394,740
+PMA Capital Class A                                                                                          7,100          64,823
+Quanta Capital Holdings                                                                                     30,100         153,510
+United America Indemnity Class A                                                                            47,464         871,439
                                                                                                                      -------------
                                                                                                                          3,138,193
                                                                                                                      -------------

Health Care - 0.65%
STERIS                                                                                                       25,000         625,500
                                                                                                                      -------------
                                                                                                                            625,500
                                                                                                                      -------------

Real Estate - 6.44%
Aames Investment                                                                                             84,700         547,162
Brookfield Homes                                                                                              9,924         493,521
Capital Lease Funding                                                                                        22,800         240,084
Fieldstone Investment                                                                                        63,600         754,296
Government Properties Trust                                                                                   4,600          42,918
+Jameson Inns                                                                                               161,300         346,795
+Lodgian                                                                                                     86,500         928,145
MI Developments Class A                                                                                      63,400       2,179,692
MortgageIT Holdings                                                                                          27,700         378,382
Thomas Properties Group                                                                                      19,800         247,698
                                                                                                                      -------------
                                                                                                                          6,158,693
                                                                                                                      -------------

Technology - 11.92%
+BearingPoint                                                                                               180,900       1,421,874
EDO                                                                                                          17,900         484,374
+Gerber Scientific                                                                                           25,000         239,250
+International Rectifier                                                                                     33,000       1,052,700
+Mercury Interactive                                                                                         25,800         716,982
+Metrologic Instruments                                                                                      35,000         674,100

+Novell                                                                                                      61,100         539,513
+Paxar                                                                                                       50,000         981,500
Reynolds & Reynolds Class A                                                                                  19,000         533,330
+Solectron                                                                                                   60,000         219,600
Symbol Technologies                                                                                          95,000       1,217,900
+Thermo Electron                                                                                             51,000       1,536,630
+Vishay Intertechnology                                                                                      67,000         921,920
+Zebra Technologies Class A                                                                                  20,000         857,000
                                                                                                                      -------------
                                                                                                                         11,396,673
                                                                                                                      -------------

Transportation - 3.71%
Alexander & Baldwin                                                                                          21,200       1,149,888
+Central Freight Lines                                                                                       25,400          45,212
Overseas Shipholding Group                                                                                   13,800         695,382
+SCS Transportation                                                                                          23,300         495,125
+Yellow Roadway                                                                                              26,000       1,159,860
                                                                                                                      -------------
                                                                                                                          3,545,467
                                                                                                                      -------------
Utilities - 0.72%
Alliant Energy                                                                                               24,500         686,980
                                                                                                                      -------------
                                                                                                                            686,980
                                                                                                                      -------------

Total Common Stock (cost $76,980,415)                                                                                    85,535,856
                                                                                                                      -------------

                                                                                                         Principal
                                                                                                         Amount
Repurchase Agreements - 10.33%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $6,242,288,
collateralized by $128,000 U.S. Treasury Bills
due 1/26/06, market value $127,792,
$88,000 U.S. Treasury Bills
due 2/23/06, market value $87,356,
$173,000 U.S. Treasury Bills
due 5/4/06, market value $170,947,
$1,154,000 U.S. Treasury Bills
due 6/1/06, market value $1,134,737,
$3,237,000 U.S. Treasury Bills
due 6/29/06, market value $3,169,456,
$1,149,000 U.S. Treasury Notes 2.625%
due 5/15/06, market value $1,107,997 and
$576,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $568,867)                                                                     $ 6,240,000       6,240,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $3,643,376,
collateralized by $423,000  U.S. Treasury Notes
2.00% due 5/15/06, market value $420,740 and
$3,187,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $3,297,896)                                                                     3,642,000       3,642,000
                                                                                                                      -------------
Total Repurchase Agreements (cost $9,882,000)                                                                             9,882,000
                                                                                                                      -------------

Total Market Value of Securities - 99.76%
   (cost $86,862,415)                                                                                                    95,417,856
Receivables and Other Assets Net of Liabilities - (See Notes) 0.24%                                                         225,623
                                                                                                                      -------------
Net Assets Applicable to 7,621,865 Shares Outstanding - 100.00%                                                       $  95,643,479
                                                                                                                      -------------

+Non-income producing security for the period ended December 31, 2005.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Small Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $ 87,049,268
                                                                   ------------
Aggregate unrealized appreciation                                    10,659,662
Aggregate unrealized depreciation                                    (2,291,074)
                                                                   ------------
Net unrealized appreciation                                        $  8,368,588
                                                                   ------------

3. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, John C.E. Campbell, certify that:

1.      I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         John C.E. Campbell
--------------------------------
By:      John C.E. Campbell
Title:   Chief Executive Officer
Date:    February 28, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST


         John C.E. Campbell
--------------------------------
By:      John C.E. Campbell
Title:   Chief Executive Officer
Date:    February 28, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         John C.E. Campbell
--------------------------------
By:      John C.E. Campbell
Title:   Chief Executive Officer
Date:    February 28, 2006



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006